                        SEI INSTITUTIONAL MANAGED TRUST


                          LARGE CAP GROWTH PORTFOLIO
                           LARGE CAP VALUE PORTFOLIO
                           CAPITAL GROWTH PORTFOLIO
                        CAPITAL APPRECIATION PORTFOLIO
                            EQUITY INCOME PORTFOLIO
                              BALANCED PORTFOLIO
                          SMALL CAP GROWTH PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                               MID-CAP PORTFOLIO
                       REAL ESTATE SECURITIES PORTFOLIO

                     SUPPLEMENT DATED NOVEMBER 14, 1995 TO
                      THE INSTITUTIONAL CLASS PROSPECTUS
                            DATED JANUARY 31, 1995


THIS SUPPLEMENT TO THE PROSPECTUS SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                       ________________________________

The Prospectus is hereby amended and supplemented by the addition of the following unaudited financial information for the Large Cap Growth and Small Cap Value Portfolios for the period ended March 31, 1995.

FINANCIAL HIGHLIGHTS                                                           SEI INSTITUTIONAL MANAGED TRUST
(UNAUDITED)

For a Class A Share Outstanding Throughout the Period

                                                    LARGE CAP GROWTH                    SMALL CAP VALUE
                                                       PORTFOLIO                           PORTFOLIO

                                             FOR THE PERIOD ENDED MARCH 31,      FOR THE PERIOD ENDED MARCH 31,

                                                         1995(1)                            1995(2)

Net Asset Value,
    Beginning of Period...................               $  10.00                           $ 10.00

Income from Investment Operations:
    Net Investment Income.................                   0.05                              0.01
    Net Realized and Unrealized Gains
     on Securities........................                   0.76                              0.50

    Total from Investment Operations......               $   0.81                           $  0.51

Less Distributions:
    Dividends from Net Investment Income..                  (0.02)                              ---

    Total Distributions...................               $  (0.02)                             $---

Net Asset Value, End of Period............               $  10.79                           $ 10.51

          Total Return..............................                  32.43%                            19.69%

          Ratios/Supplemental Data:
          Net Assets, End of Period (000)...........               $131,957                           $47,608

          Ratio of Expenses to Average Net Assets...                   0.85%                             1.10%

          Ratio of Expenses to Average Net Assets
           (Excluding Waivers)......................                   0.85%                             1.11%

          Ratio of Net Investment Income to
           Average Net Assets.......................                   1.98%                             0.81%

          Ratio of Net Investment Income to
           Average Net Assets (Excluding Waivers)...                   1.98%                             0.80%

          Portfolio Turnover Rate...................                     16%                                3%

          (1) Large Cap Growth shares were offered beginning December 20, 1994. All ratios for that period have been annualized.
          (2) Small Cap Value shares were offered beginning December 20, 1994. All ratios for that period have been annualized.

                       ________________________________

          Effective October 30, 1995, SunBank Capital Management, N.A., the investment adviser or sub-adviser to Capital Growth, Capital Appreciation and Balanced Portfolios or SEI Institutional Managed Trust, changed its name to STI Capital Management, N.A. This prospectus is hereby amended to reflect this name change.
                        ________________________________

          Effective December 6, 1995, Investment Advisers, Inc. will no longer serve as investment sub-adviser to the Small Cap Growth Portfolio. The assets of the Portfolio will be reallocated amongst the Portfolio's four remaining sub-advisers.

                       _________________________________

          Effective September 1, 1995, SEI Financial Management Corporation removed the expense cap in place for the Large Cap Value Portfolio. In connection with this change, the "Annual Operating Expenses" tables on page 2 of the Prospectus are deleted and the following "Annual Operating Expenses" tables are inserted:

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        Class A

------------------------------------------------------------------------------------------------------------------------------------


                                LARGE CAP       LARGE CAP      SMALL CAP      SMALL CAP                    CAPITAL       EQUITY
                                  VALUE          GROWTH          VALUE          GROWTH      MID-CAP     APPRECIATION     INCOME
                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                --------        ---------      ---------      ---------    ---------     ---------      ---------
Management Fee/Advisory Fees
 (after Fee waiver)               0.70%         0.70% (2)      0.98% (2)      0.99% (2)    0.55% (2)     0.75% (2)      0.73% (2)
12b-1 Fees (after fee waiver
 and reimbursements) (3)          0.06%         0.07%          0.07%          0.06%        0.13%         0.05%          0.06%
Other Expenses (after             0.06%         0.08%          0.05%          0.05%        0.09%         0.04%          0.03%
 reimbursements) (4)

Total Operating Expenses          0.82%         0.85%          1.10%          1.10%        0.77%         0.84%          0.82%
 (after fee waiver) (5)
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)                                                            Class A
------------------------------------------------------------------------------------------------------------------------------------

                                                        BALANCED      CAPITAL GROWTH        REAL ESTATE
                                                        PORTFOLIO      PORTFOLIO(1)    SECURITIES PORTFOLIO(1)
                                                        ---------      ------------    -----------------------

Management Fee/Advisory Fees (after fee waiver)              0.59% (2)       0.00% (2)           0.85% (2)
12b-1 Fees (after fee waiver and reimbursements) (3)         0.11%           0.00%               0.06%
Other Expenses (after reimbursements) (4)                    0.05%           0.00%               0.04%

---------------------------------------------------------------------------------------------------------------

Total Operating Expenses (after fee waiver) (5)              0.75%           0.00%               0.95%

---------------------------------------------------------------------------------------------------------------

(1) The Capital Growth and Real Estate Securities Portfolios offer only Class A shares.
(2) SEI Financial Management Corporation ("SFM"), in its capacity as Manager for each Portfolio, and certain of the investment advisers and sub-advisers (collectively "advisers") have agreed to waive, on a voluntary basis, a portion of their fees, and the management/advisory fees shown reflect these voluntary waivers. Such fee waivers are voluntary and may be terminated at any time in the sole discretion of each entity that has agreed to waive a portion of its fee. Absent such fee waivers, management/advisory fees would be: Large Cap Growth Portfolio, .75%; Small Cap Value Portfolio, 1.00%; Small Cap Growth Portfolio, 1.00%; Capital Appreciation Portfolio, .75%; Equity Income Portfolio, .75%; Balanced Portfolio, .75%; Capital Growth Portfolio, .50%; and Real Estate Securities Portfolio, .95%. In addition, absent fee waivers, the restated management/advisory fees for the Mid-Cap Portfolio would be .75%.
(3) The 12b-1 fee shown refers to each Portfolio's current 12b-1 budget for reimbursement of expenses and with respect to the Capital Growth Portfolio, after reimbursement by SFM. SFM reserves the right to terminate its reimbursement at any time in its sole discretion. Absent such reimbursement, the 12b-1 fee would be .01% for the Capital Growth Portfolio. The maximum 12b-1 fees payable by Class A shares of each Portfolio is .30%.
(4) Other Expenses for the Large Cap Growth and Small Cap Value Portfolios are based on estimated amounts for the current fiscal year. Absent SFM's reimbursement of its management fee, other expenses for the Capital Growth Portfolio would be .03%. SFM reserves the right to terminate its reimbursement at any time in its sole discretion.
(5) Absent the voluntary fee waivers described above, total operating expenses for the Class A shares of the Portfolios would be: Large Cap Growth Portfolio, .90%; Small Cap Value Portfolio, 1.12%; Small Cap Growth Portfolio, 1.11%; Capital Appreciation Portfolio, .84%; Equity Income Portfolio, .84%; Balanced Portfolio, .91%; Capital Growth Portfolio, .54%; and Real Estate Securities Portfolio, 1.05%. In addition, absent such voluntary fee waivers, the restated total operating expenses for the Mid-Cap Portfolio would by .97%. Additional information may be found under "The Advisers and Sub-Advisers" and "The Manager and Shareholder Servicing Agent."

EXAMPLE

---------------------------------------------------------------------------------------------------------------------------------

                                                                                         1 YR.     3 YRS.     5 YRS.     10 YRS.
                                                                                         -----     ------     ------     -------
An investor in a Portfolio would pay the following expenses on $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
  Large Cap Value Portfolio                                                            $ 8.00     $26.00     $46.00     $101.00
  Large Cap Growth Portfolio                                                           $ 9.00     $27.00     $   --     $    --
  Small Cap Value Portfolio                                                            $11.00     $35.00     $   --     $    --
  Small Cap Growth Portfolio                                                           $11.00     $35.00     $61.00     $134.00
  Mid-Cap Portfolio                                                                    $ 8.00     $25.00     $43.00     $ 95.00
  Capital Appreciation Portfolio                                                       $ 9.00     $27.00     $47.00     $104.00
  Equity Income Portfolio                                                              $ 8.00     $26.00     $46.00     $101.00
  Balanced Portfolio                                                                   $ 8.00     $24.00     $42.00     $ 93.00
  Capital Growth Portfolio                                                             $ 0.00     $ 0.00     $ 0.00     $  0.00
  Real Estate Securities Portfolio                                                     $10.00     $30.00     $53.00     $117.00

---------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class A shares of the Portfolios. The information set forth in the foregoing table and example relates only to each Portfolio's Class A shares. Certain Portfolios also offer ProVantage Funds shares, which are subject to the same expenses except that ProVantage Funds shares bear different distribution costs and additional transfer agent costs and sales loads. A person who purchases shares through a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager and Shareholder Servicing Agent," "The Advisers and Sub-Advisers" and "Distribution."

Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice (the "Rules") of the National Association of Securities Dealers, Inc. ("NASD").

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        Class B


------------------------------------------------------------------------------------------------------------------------------------


                                LARGE CAP     LARGE CAP       SMALL CAP       SMALL CAP                   CAPITAL         EQUITY
                                  VALUE        GROWTH           VALUE           GROWTH       MID-CAP    APPRECIATION      INCOME
                                PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
                                ---------     ---------       ---------       ---------     ---------    ---------       --------
 Management Fee/Advisory Fees
  (after fee waiver)             0.70%        0.70% (1)       0.98% (1)       0.99% (1)     0.55% (1)    0.75% (1)       0.73% (1)
 12b-1 Fees (2)                  0.36%        0.37%           0.37%           0.36%         0.43%        0.35%           0.36%
 Other Expenses (3)              0.06%        0.08%           0.05%           0.05%         0.09%        0.04%           0.03%

------------------------------------------------------------------------------------------------------------------------------------

  Total Operating Expenses       1.12%        1.15%           1.40%           1.40%         1.07%        1.14%           1.12%
   (after fee waiver) (4)

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        Class B
--------------------------------------------------------------------------------

                                                                    BALANCED
                                                                    PORTFOLIO
                                                                    ---------
 Management Fee/Advisory Fees (after fee waiver)                    0.59% (1)
 12b-1 Fees (2)                                                       0.41%
 Other Expenses (after reimbursements) (3)                            0.05%

--------------------------------------------------------------------------------

 Total Operating Expenses (after fee waiver) (4)                      1.05%

--------------------------------------------------------------------------------

(1) SEI Financial Management Corporation ("SFM"), in its capacity as Manager for each Portfolio, and certain of the investment advisers and sub-advisers (collectively, "advisers") have agreed to waive, on a voluntary basis, a portion of their fees, and the management/advisory fees shown reflect these voluntary waivers. Such fee waivers are voluntary and may be terminated at any time in the sole discretion of each entity that has agreed to waive a portion of its fee. Absent such fee waivers, management/advisory fees would be: Large Cap Growth Portfolio, .75%; Small Cap Value Portfolio, 1.00%; Small Cap Growth Portfolio, 1.00%; Capital Appreciation Portfolio, .75%; Equity Income Portfolio, .75%; and Balanced Portfolio, .75%. In addition, absent fee waivers, the restated management/advisory fees for the Mid-Cap Portfolio would be .75%.
(2) The 12b-1 fees shown include the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income and Balanced Portfolios' current 12b-1 budget. The maximum 12b-1 fees payable by Class B shares of these Portfolios are .60%.
(3) Other Expenses for the Large Cap Growth and Small Cap Value Portfolios are based on estimated amounts for the current fiscal year.
(4) Absent the voluntary fee waivers described above, total operating expenses for the Class B Shares of the Portfolios would be: Large Cap Value Portfolio, 1.12%; Large Cap Growth Portfolio, 1.20%; Small Cap Value Portfolio, 1.42%; Small Cap Growth Portfolio, 1.41%; Capital Appreciation Portfolio, 1.14%; Equity Income Portfolio, 1.14%; and Balanced Portfolio, 1.21%. In addition, absent such voluntary fee waivers, the restated total operating expenses for the Mid-Cap Portfolio would be 1.27%. Additional information may be found under "The Advisers and Sub-Advisers" and "The Manager and Shareholder Servicing Agent."

--------------------------------------------------------------------------------
EXAMPLE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                         1 YR.     3 YRS.     5 YRS.     10 YRS.
                                                                                         -----     ------     ------     -------
An investor in a Portfolio would pay the following expenses on $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
  Large Cap Value Portfolio                                                            $11.00     $36.00     $62.00     $136.00
  Large Cap Growth Portfolio                                                           $12.00     $37.00     $   --     $    --
  Small Cap Value Portfolio                                                            $14.00     $44.00     $   --     $    --
  Small Cap Growth Portfolio                                                           $14.00     $44.00     $77.00     $168.00
  Mid-Cap Portfolio                                                                    $11.00     $34.00     $59.00     $131.00
  Capital Appreciation Portfolio                                                       $12.00     $36.00     $63.00     $139.00
  Equity Income Portfolio                                                              $11.00     $36.00     $62.00     $136.00
  Balanced Portfolio                                                                   $11.00     $33.00     $58.00     $128.00

------------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class B shares of the Portfolios. The information in the foregoing table and example relates only to each Portfolio's Class B shares. Certain Portfolios also offer ProVantage Funds shares, which are subject to the same expenses except that ProVantage Funds shares bear different distribution costs and additional transfer agent costs and sales loads. A person who purchases shares through a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager and Shareholder Servicing Agent," "The Advisers and Sub-Advisers" and "Distribution."

Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice (the "Rules") of the National Association of Securities Dealers, Inc. ("NASD").



                         _________________________________

     On June 5, 1995, the Trust's Board of Trustees voted to change the name of the Mid-Cap Growth Portfolio to the Mid-Cap Portfolio to reflect a shift in emphasis by the Portfolio from "growth" securities to a broader mid cap benchmark. In connection with this change, the Trustees also approved a change in investment adviser for the Portfolio. (See below for a description of Martingale Asset Management, L.P.)

                         _________________________________

     At meetings held on June 16, 1995 and adjourned until July 10, 1995, on August 11, 1995, and adjourned until August 14, 1995, and on November 13, 1995, Shareholders of the Large Cap Value, Large Cap Growth, Capital Growth, Capital Appreciation, Equity Income, Small Cap Growth, Small Cap Value, Mid-Cap, and Balanced Portfolios voted to amend, reclassify or eliminate certain of each Portfolio's fundamental investment policies. In addition, the sole Shareholder of the Real Estate Securities Portfolio also consented on July 10, 1995, to these same changes.

     With respect to the Large Cap Value, Large Cap Growth, Capital Growth, Capital Appreciation, Equity Income, Small Cap Growth, Small Cap Value, Balanced, Mid-Cap, and Real Estate Portfolios, the following amended fundamental investment policies are inserted on page 19 of the Prospectus in place of the current fundamental investment policies:

       1. With respect to 75% of its total assets, no Portfolio other than the Real Estate Securities Portfolio may (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

       2. No Portfolio may purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities; and provided further that with respect to the Real Estate Securities Portfolio, that this limitation does not apply to investments in securities of companies principally engaged in the real estate industry.

       The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                         _________________________________

     At the same meetings, Shareholders of the Capital Appreciation, Equity Income, Small Cap Growth, Mid-Cap, and Balanced Portfolios approved a new management structure wherein SFM will act as each Portfolio's Investment Adviser. In connection with this change, the first sentence of the description of SEI Financial Management Corporation on page 28 of the Prospectus is amended and restated to read as follows:

       SEI Financial Management Corporation ("SFM") serves as investment adviser for the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Capital Appreciation, Equity Income, Mid-Cap, and Balanced Portfolios.

     In addition, the first sentence of the second paragraph of the description of SEI Financial Management Corporation is amended and restated to read as follows:

       For these advisory services, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Portfolio's average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Portfolios' average daily net assets, and at an annual rate of .40% of the Capital Appreciation, Balanced, Equity Income, Mid-Cap, and Large Cap Growth Portfolios' average daily net assets.

                         _________________________________

     At the same meeting, Shareholders of the Capital Appreciation, Equity Income, Small Cap Growth, Mid-Cap, and Balanced Portfolios also approved the "Manager of Managers" structure wherein, upon the recommendation of SFM, and subject to receipt by the Trust of exemptive relief from the SEC, the Board of Trustees will be able to appoint additional and replacement sub-advisers for these Portfolios without Shareholder approval. In connection with this change, Shareholders of these Portfolios approved the selection of each of the current investment advisers for these Portfolios as investment sub-advisers for these Portfolios. Accordingly, the following sentences replace the corresponding sentences in the "Investment Objectives and Policies" section beginning on page 11 of the Prospectus:

       The Capital Appreciation Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is STI Capital Management, N.A.

       The Equity Income Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is Merus Capital Management.

       The Small Cap Growth Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-advisers are Pilgrim Baxter & Associates, Ltd., Nicholas-Applegate Capital Management, Apodaca-Johnston Capital Management, and Wall Street Associates.

       The Mid-Cap Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is Martingale Asset Management, L.P.

       The Balanced Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is STI Capital Management, N.A.

     In addition, references in this Prospectus to SunBank Capital Management, N.A., Investment Advisers, Inc., Pilgrim Baxter & Associates, Ltd., Nicholas-Applegate Capital Management, and Merus Capital Management in connection with the Capital Appreciation, Equity Income, Small Cap Growth, and Balanced Portfolios are changed from investment adviser to sub-adviser.

     Furthermore, at a meeting held on November 13, 1995, Shareholders of the Small Cap Value Portfolio approved Boston Partners Asset Management, L.P. as an additional sub-adviser to the Portfolio. In connection with this change, the following sentence replaces the corresponding sentence in the "Investment Objectives and Policies" section beginning on page 11 of the
     Prospectus:

     The Small Cap Growth Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-advisers are 1838 Investment Advisers, L.P. and Boston Partners Asset Management, L.P.

     For a description of the new investment sub-advisers for these Portfolios, please read "The Advisers and Sub-Advisers" section of the Prospectus.

                         _________________________________

     As of the date of this supplement, "The Advisers and Sub-Advisers" section of the Prospectus is amended and the following language is inserted:

     APODACA-JOHNSTON CAPITAL MANAGEMENT.  Apodaca-Johnston Capital Management
     -----------------------------------
     ("Apodaca") is a California corporation with its principal address at 580 California Street, Suite 2200, San Francisco, CA 94104. Apodaca's predecessor was founded in 1985, and as of June 30, 1995, Apodaca had approximately $140 million in assets under management. Apodaca's clients include individuals, pension and profit sharing plans, an endowment fund, and an investment company portfolio.

     The portion of the Portfolio's assets allocated to Apodaca will be managed by Scott Johnston and Jerry C. Apodaca, Jr. Mr. Johnston, a principal and 1/3 owner of Apodaca, founded Apodaca's predecessor in 1985, and has 23 years of investment management experience. Jerry C. Apodaca, Jr. joined the firm as a principal and 1/3 owner in 1991, and has 12 years investment management experience. Before joining Apodaca, Mr. Apodaca was a Vice President of Marketing at Newport First Investments, Inc.

     COMPENSATION. Under the proposed Investment Sub-Advisory Agreement, SFM
     ------------
     will pay Apodaca a fee, which is calculated and paid monthly, based on the annual percentage rate of .50% of the average monthly market value of the portion of the assets of the Small Cap Growth Portfolio managed by Apodaca.

     BOSTON PARTNERS ASSET MANAGEMENT, L.P. Boston Partners Asset Management,
     --------------------------------------
     L.P. ("Boston"), a Delaware limited partnership, is a registered investment adviser with its principal business address at One Financial Center, 43rd Floor, Boston, Massachusetts 02111. Boston's general partner, Boston Partners, Inc., One Financial Center, 43rd Floor, Boston, Massachusetts 02111, whose sole shareholder is Desmond J. Heathwood, Chief Investment Officer of Boston, owns approximately 20% of Boston's partnership interests. Boston was founded in April, 1995, and as of July 31, 1995, it had approximately $3.7 billion in assets under management. Boston's clients include corporations, endowments, foundations, pension and profit sharing plans, and one other investment company.

     The portion of the Small Cap Value Portfolio's assets allocated to Boston are managed by Wayne J. Archambo, C.F.A. Mr. Archambo has been employed by Boston since its organization, and has 10 years experience investing in small capitalization stocks. Prior to joining Boston, Mr. Archambo was a Vice President and Equity Policy Committee member at The Boston Company Asset Management, Inc., where he created that firm's small capitalization value product.

     Boston, along with its general partner and several of its limited partners, is a defendant in a civil action in Massachusetts brought by The Boston Company Asset Management, Inc. ("TBCAM"), the former employer of certain partners of Boston. TBCAM alleges various causes of action arising from the unsuccessful effort by Desmond J. Heathwood, the sole shareholder of Boston's general partner, and other former TBCAM officers, to purchase the assets of TBCAM, and the resulting formation of Boston. The defendants have filed an answer which denies all of TBCAM's allegations, and have asserted counterclaims against TBCAM. The parties are currently engaged in discovery proceedings, and no trial date has been set. Boston believes that TBCAM's action is without merit, and will not have a material adverse effect on Boston. The Trustees of the Trust consider information about the litigation when they approve Boston as an investment sub-adviser for the Portfolio.

     COMPENSATION. Under the Investment Sub-Advisory Agreement, SFM pays Boston
     ------------
     a fee, which is calculated and paid monthly, based on the annual percentage rate of .50% of the average monthly market value of the portion of the assets of the Small Cap Value Portfolio managed by Boston.

     WALL STREET ASSOCIATES.  Wall Street Associates ("WSA") is organized as a
     ----------------------
     corporation with its principal address at 1200 Prospect Street, Suite 100, La Jolla, CA 92037. WSA was founded in 1987, and as of June 1, 1995, had approximately $640 million in assets under management, none of which was held by registered investment companies. WSA provides investment advisory services for institutional clients, an investment partnership for which it serves as general partner, a group trust for which it serves as sole investment manager, and an offshore fund for foreign investors for which it serves as the sole investment manager.

     William Jeffery, III, Kenneth F. McCain, and Richard S. Coons each of whom own 1/3 of WSA, serve as Portfolio Managers for the portion of the Portfolio's assets allocated to WSA. Each is a Principal of WSA and, together, they have 73 years of investment management experience.

     WSA has served as an investment sub-adviser to only one registered investment company (since June 28, 1995), and, as such, does not have extensive experience advising a highly regulated entity such as an investment company. This may present additional risks for the Portfolio.

     COMPENSATION. Under the proposed Investment Sub-Advisory Agreement, SFM
     ------------
     will pay WSA a fee, which is calculated and paid monthly, based on the annual percentage rate of .50% of the average monthly market value of the portion of the assets of the Small Cap Growth Portfolio managed by WSA.

                         _________________________________

     On June 5, 1995, the Trust's Board of Trustees voted to change the name of the Mid-Cap Growth Portfolio to the Mid-Cap Portfolio to reflect a shift in emphasis by the Portfolio from mid-sized "growth" companies to a broader range of middle capitalization companies. In connection with this change, the Board of Trustees approved a change in investment adviser for the Portfolio from Nicholas-Applegate Capital Management to Martingale Asset Management, L.P. ("Martingale") effective June 21, 1995. At a Shareholder meeting scheduled for August 11, 1995, and adjourned until August 14, 1995, Shareholders of the Mid-Cap Portfolio approved the selection of Martingale as the Portfolio's new investment adviser.

     As of the date of this Supplement, "The Advisers and Sub-Advisers" section of the Prospectus is amended and the following language inserted:

     MARTINGALE ASSET MANAGEMENT, L.P. Martingale is a Delaware limited
     --------------------------------
     partnership with its principal address at 222 Berkeley Street, Boston, Massachusetts 02116. Commerz Asset Management USA Corporation ("CAM") is the general partner with a controlling interest in Martingale. Commerz International Capital Management GmbH ("CICM"), headquartered in Frankfurt, Germany, is the asset management subsidiary of Commerz Bank, a German financial institution. Martingale was established in 1987, and as of May 31, 1995, had assets of approximately $410 million under management. Martingale's advisory clients include pension plans, endowments, foundations, and investment company portfolios.

     The assets of the Portfolio will be managed by John Freeman. Mr. Freeman has 10 years of investment management experience, including 3 years of experience investing in mid cap companies. Prior to joining Martingale, he worked at BARRA, Inc. as a Manager of Consulting Services.

     COMPENSATION. Under an Investment Advisory Agreement with the Trust, the
     ------------
     Trust pays Martingale a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Mid-Cap Portfolio. For the fiscal year ended September 30, 1994, the Portfolio paid Nicholas-Applegate Capital Management, the Portfolio's former investment adviser, an investment advisory fee of .45% of the average daily net assets of the Portfolio.

                         _________________________________

     The following should be read in conjunction with the section of the Prospectus entitled "Purchase and Redemption of Shares":

       Because excessive trading (including short-term "market timing" trading) can hurt a Portfolio's performance, each Portfolio may refuse purchase orders from any shareholder account if the accountholder has been advised that previous purchase and redemption transactions were considered excessive in number or amount. Accounts under common control or ownership, including those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

                         _________________________________

     At a meeting held on April 24, 1995, Shareholders of the Small Cap Growth Portfolio (the "Portfolio") approved an investment advisory agreement with P.B. Newco, Inc. ("P.B. Newco"). A Shareholder vote was required as a result of a transaction whereby United Asset Management ("UAM") acquired all of the assets of Pilgrim Baxter Associates, Ltd. ("Pilgrim Baxter"), the former adviser of the Portfolio. UAM then contributed Pilgrim Baxter's assets to P.B. Newco which now carries on the business of Pilgrim Baxter under the name Pilgrim Baxter.

     The same persons responsible for the investment of the Portfolio's assets continued to manage the Portfolio. There were no changes in Pilgrim Baxter's method of operation or the location where it conducts its business. The fees payable under the new advisory agreement are the same as those charged under the previous agreement.

                         _________________________________

     The second sentence of the second paragraph under the "Investment Objectives and Policies - Large Cap Value Portfolio" section on page 11 of the Prospectus is amended and restated to read as follows:

       In general, the advisers characterize high quality securities as those that have above-average reinvestment rates.

                         _________________________________

     The last sentence of the "Investment Objectives and Policies - Mid-Cap Growth Portfolio" section on page 14 of the Prospectus is amended and restated to read as follows:

       The Portfolio's investment adviser is Martingale Assessment Management, L.P.

     In addition, the fourth sentence of the second paragraph of the "Investment Objectives and Policies - Mid-Cap Growth Portfolio" section of the Prospectus is deleted.

                         _________________________________

     The "General Investment Policies" section on page 18 of the Prospectus is amended and restated and the following language is inserted:

     BORROWING. Each Portfolio may borrow money. Interest paid on such borrowings will reduce a Portfolio's income. A Portfolio will not purchase securities while its borrowings exceed 5% of its total assets.

     COMMON STOCKS. Each Portfolio will invest in common stocks; provided however, that the Large Cap Value, Small Cap Growth, Capital Appreciation, Equity Income and Capital Growth Portfolios may only invest in such securities if they are listed on registered exchanges or actively traded in the over-the-counter market.

     INVESTMENT COMPANY SECURITIES. Each Portfolio may purchase investment company securities, which will result in the layering of expenses. There are legal limits on the amount of such securities that may be acquired by a Portfolio.

     OPTIONS AND FUTURES. Each Portfolio may purchase or write options, futures and options on futures. Risks associated with investing in options and futures may include lack of a liquid secondary market, trading restrictions that may be imposed by an exchange and government regulations which may restrict trading.

     SECURITIES LENDING. Each Portfolio may lend assets to qualified investors for the purpose of realizing additional income.

                         _________________________________

     The first sentence of the second paragraph of "The Manager and Shareholder Servicing Agent" section on page 20 of the Prospectus is amended and restated to read as follows:

       For its management services, SFM is entitled to a fee which is calculated daily and paid monthly at an annual rate of .50% of the average daily net assets of the Capital Growth Portfolio, at an annual rate of .35% of the average daily net assets of the Large Cap Growth, Large Cap Value, Small Cap Value, Small Cap Growth, Capital Appreciation, Equity Income, Mid-Cap, and Balanced Portfolios, and at an annual rate of .55% of the average daily net assets of the Real Estate Securities Portfolio.

                         _________________________________

     "The Advisers and Sub-Advisers - Nicholas-Applegate Capital Management" section on page 27 of the Prospectus is amended to delete references to Nicholas-Applegate acting as investment adviser for the Mid-Cap Portfolio.

                         _________________________________

     The following should be read in conjunction with the information found under "The Advisers and Sub-Advisers-SunBank Capital Management" section on page 29 of the Prospectus:

       Effective April 4, 1995, John Race no longer serves as a portfolio manager to the Balanced Portfolio.

                         _________________________________

     The following information is inserted under the "General Information - The Trust" section on page 34 of the Prospectus:

       Certain shareholders in one or more of the Portfolios may obtain asset allocation services with respect to their investments in such Portfolios. If a sufficient amount of a Portfolio's assets are subject to such asset allocation services, the Portfolio may incur higher transaction costs and a higher portfolio turnover rate that would otherwise be anticipated as a result of redemptions and purchases of Portfolio shares pursuant to such services.

                         _________________________________

     The following should be inserted in place of the second paragraph of the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 37 of the Prospectus:

       A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into futures contracts. Instead, a Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

     The following should be inserted as the third paragraph of the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 37 of the Prospectus:

       In order to avoid leveraging and related risks, when a Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

     The last sentence of the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 37 of the Prospectus is amended and restated to read as follows:

       Each Portfolio may invest in futures and options on futures.

     The last sentence of the "Description of Permitted Investments and Risk Factors - Illiquid Securities" section on page 38 of the Prospectus is amended and restated as follows:

       Each Portfolio may invest in illiquid securities.

     The last sentence of the "Description of Permitted Investments and Risk Factors - Options" section on page 40 of the Prospectus is amended and restated to read as follows:

       Each Portfolio may invest in options.

     The last sentence of the "Description of Permitted Investments and Risk Factors - Warrants" section on page 45 of the Prospectus is amended and restated to read as follows:

       Each Portfolio may invest in warrants.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST


                          LARGE CAP GROWTH PORTFOLIO
                           LARGE CAP VALUE PORTFOLIO
                        CAPITAL APPRECIATION PORTFOLIO
                            EQUITY INCOME PORTFOLIO
                              BALANCED PORTFOLIO
                          SMALL CAP GROWTH PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                               MID-CAP PORTFOLIO

                     SUPPLEMENT DATED NOVEMBER 14, 1995 TO
                            THE CLASS D PROSPECTUS
                            DATED JANUARY 31, 1995


THIS SUPPLEMENT TO THE PROSPECTUS SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                   _________________________________________

EFFECTIVE MARCH 6, 1995, THE NAME OF THE PROVANTAGE FUNDS CLASS SHARES WAS CHANGED TO CLASS D.

                   _________________________________________

On June 5, 1995, the Trust's Board of Trustees voted to change the name of the Mid-Cap Growth Portfolio to the Mid-Cap Portfolio to reflect a shift in emphasis by the Portfolio from "growth" securities to a broader mid cap benchmark. In connection with this change, the Trustees also approved a change in investment adviser for the Portfolio. (See below for a description of Martingale Asset Management, L.P.)

                   _________________________________________

Effective October 30, 1995, SunBank Capital Management, N.A., the investment adviser of sub-adviser to the Capital Appreciation and Balanced Portfolios of SEI Institutional Managed Trust, changed its name to STI Capital Management, N.A. This prospectus is hereby amended to reflect this name change.

                   _________________________________________

Effective December 6, 1995, Investment Advisers, Inc. will no longer serve as investment sub-adviser to the Small Cap Growth Portfolio. The assets of the Portfolio will be reallocated amongst the Portfolio's four remaining sub-advisers.

                   _________________________________________

Effective September 1, 1995, SEI Financial Management Corporation removed the expense cap in place for the Large Cap Value Portfolio. In connection with this change, the "Shareholder Transaction Expenses" table on page 5 of the Prospectus is deleted and the following "Shareholder Transaction Expenses" table is inserted:

SHAREHOLDER TRANSACTION EXPENSES (as a percentage of offering price)

-----------------------------------------------------------------------------------------------------------------------------------

                            LARGE CAP     LARGE CAP    SMALL CAP    SMALL CAP                   CAPITAL       EQUITY
                              VALUE        GROWTH        VALUE       GROWTH       MID-CAP     APPRECIATION    INCOME      BALANCED
                            PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                            ---------     ---------    ---------    ---------    ---------     ---------     ---------    ---------

Maximum Sales Charge
Imposed on Purchases          5.00%         5.00%        5.00%        5.00%        5.00%         5.00%         5.00%        5.00%
Maximum Sales Charge
Imposed on Reinvested         None          None         None         None         None          None          None         None
Dividends                     None          None         None         None         None          None          None         None
Redemption Fees (1)

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
Management/Advisory Fees
(after fee waiver)             .70%          .70% (2)     .98% (2)     .99% (2)     .55% (2)      .75% (2)      .73% (2)     .59%(2)
12-b Fees (3)                  .31%          .32%         .32%         .31%         .38%          .30%          .31%         .36%
Other Expenses (4)             .21%          .23%         .20%         .20%         .24%          .19%          .18%         .20%

-----------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses      1.22%         1.25%        1.50%        1.50%        1.17%         1.24%         1.22%        1.15%
(after fee waiver) (5)
-----------------------------------------------------------------------------------------------------------------------------------

(1) A charge, currently $10.00, is imposed on wires of redemption proceeds of the Portfolios' ProVantage Funds shares.
(2) SEI Financial Management Corporation ("SFM"), in its capacity as Manager for each Portfolio, and certain of the investment advisers and sub-advisers (collectively, "advisers") have agreed to waive, on a voluntary basis, a portion of their fees, and the management/advisory fees shown reflect this voluntary waiver. Such fees waivers are voluntary and may be terminated at any time in the sole discretion of each entity that has agreed to waive a portion of its fee. Absent such fee waiver, management/advisory fees would be: Large Cap Growth Portfolio, .75%; Small Cap Value Portfolio, 1.00%; Small Cap Growth Portfolio, 1.00%; Capital Appreciation Portfolio, .75%; Equity Income Portfolio, .75%; and Balanced Portfolio, .75%. In addition, absent fee waivers, the restated management/advisory fees for the Mid-Cap Portfolio would be .75%.
(3) The 12b-1 fees shown include both the Portfolios' current 12b-1 budget for reimbursement of expenses and the Distributor's voluntary waiver of a portion of its compensatory fee. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. The maximum 12b-1 fees payable by the ProVantage Funds shares of each Portfolio are .60%.
(4) Other Expenses for the Large Cap Growth and Small Cap Value Portfolios are based on estimated amounts for the current fiscal year.
(5) Absent the voluntary fee waivers described above, total operating expenses for ProVantage Funds shares would be: Large Cap Value Portfolio 1.27%; Large Cap Growth Portfolio, 1.35%; Small Cap Value Portfolio, 1.57%; Small Cap Growth Portfolio, 1.51%; Capital Appreciation Portfolio, 1.24%; Equity Income Portfolio, 1.24%; and Balanced Portfolio, 1.31%. In addition, absent such voluntary fee waivers, the restated total operating expenses for the Mid-Cap Portfolio would be 1.42%.

EXAMPLE

----------------------------------------------------------------------------------------------------------------------------------

                                                                                1 YR.     3 YRS.      5 YRS.     10 YRS.
                                                                                -----     ------      ------     -------
An investor in a Portfolio would pay the following expenses on
$1,000 investment assuming (1) the imposition of the maximum sales load; (2) 5% annual return and (3) redemption at the end of each time period:
          Large Cap Value Portfolio                                           $62.00     $87.00     $114.00     $190.00
          Large Cap Growth Portfolio                                          $62.00     $88.00     $   --      $   --
          Small Cap Value Portfolio                                           $65.00     $95.00     $   --      $   --
          Small Cap Growth Portfolio                                          $65.00     $95.00     $128.00     $220.00
          Mid-Cap Portfolio                                                   $61.00     $85.00     $111.00     $185.00
          Capital Appreciation Portfolio                                      $62.00     $87.00     $115.00     $193.00
          Equity Income Portfolio                                             $62.00     $87.00     $114.00     $190.00
          Balanced Portfolio                                                  $61.00     $85.00     $110.00     $183.00

-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in ProVantage Funds shares of each Portfolio. A person who purchases shares through an account with a financial institution may be charged separate fees by that institution. The information set forth in the foregoing table and example relates only to the ProVantage Funds shares. Each Portfolio also offers Class A and Class B shares, which are subject to the same expenses, except that there are no sales loads, different distribution costs and no transfer agent costs. Additional information may be found under "The Manager and Shareholder Servicing Agent," "The Advisers and Sub-Advisers" and "Distribution."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase of Shares". Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice (the "Rules") of the National Association of Securities Dealers, Inc. ("NASD").


                       _________________________________

     At meetings held on June 16, 1995 and adjourned until July 10, 1995, on August 11, 1995 and adjourned until August 14, 1995, and on November 13, 1995, Shareholders of the Large Cap Value, Large Cap Growth, Capital Appreciation, Equity Income, Small Cap Growth, Small Cap Value, Mid-Cap, and Balanced Portfolios voted to amend, reclassify or eliminate certain of each Portfolio's fundamental investment policies. With respect to the Large Cap Value, Large Cap Growth, Capital Appreciation, Equity Income, Small Cap Growth, Small Cap Value, Mid-Cap, and Balanced Portfolios, the following amended fundamental investment policies are inserted on page 20 of the Prospectus in place of the current fundamental investment policies:

          1. With respect to 75% of its total assets, no Portfolio may (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

          2. No Portfolio may purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.

          The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                       _________________________________

     At the same meetings, Shareholders of the Capital Appreciation, Equity Income, Small Cap Growth, Mid-Cap, and Balanced Portfolios approved a new management structure wherein SFM will act as each Portfolio's Investment Adviser. In connection with this change, the first sentence of the description of SEI Financial Management Corporation on page 29 of the Prospectus is amended and restated to read as follows:

          SEI Financial Management Corporation ("SFM") serves as investment adviser for the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Capital Appreciation, Equity Income, Mid-Cap, and Balanced Portfolios.

     In addition, the first sentence of the second paragraph of the description of SEI Financial Management Corporation is amended and restated to read as follows:

          For these advisory services, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Portfolio's average daily net assets, at an annual rate of .65% of the

Small Cap Value and Small Cap Growth Portfolios' average daily net assets, and at an annual rate of .40% of the Capital Appreciation, Balanced, Equity Income, Mid-Cap, and Large Cap Growth Portfolios' average daily net assets.

                       _________________________________

At the same meetings, Shareholders of the Capital Appreciation, Equity Income, Small Cap Growth, Mid-Cap, and Balanced Portfolios also approved the "Manager of Managers" structure wherein, upon the recommendation of SFM, and subject to receipt by the Trust of exemptive relief from the SEC, the Board of Trustees will be able to appoint additional and replacement sub-advisers for these Portfolios without Shareholder approval. In connection with this change, Shareholders of each of these Portfolios except the Mid-Cap Portfolio, approved the selection of each of the current investment advisers for these Portfolios as investment sub-advisers for these Portfolios. Accordingly, the following sentences replace the corresponding sentences in the "Investment Objectives and Policies" section beginning on page 13 of the Prospectus:

     The Capital Appreciation Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is STI Capital Management, N.A.

     The Equity Income Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is Merus Capital Management.

     The Small Cap Growth Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-advisers are Pilgrim Baxter & Associates, Ltd., Nicholas-Applegate Capital Management, Apodaca-Johnston Capital Management, and Wall Street Associates.

     The Mid-Cap Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is Martingale Asset Management, L.P.

     The Balanced Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is STI Capital Management, N.A.

In addition, references in this Prospectus to SunBank Capital Management, N.A., Investment Advisers, Inc., Pilgrim Baxter & Associates, Ltd., Nicholas-Applegate Capital Management, and Merus Capital Management in connection with the Capital Appreciation, Equity Income, Small Cap Growth, and Balanced Portfolios are changed from investment adviser to sub-adviser.

     Furthermore, at a meeting held on November 13, 1995, Shareholders of the Small Cap Value Portfolio approved Boston Partners Asset Management, L.P. as an additional sub-adviser to the Portfolio. In connection with this change, the following sentence replaces the corresponding sentence in the "Investment Objectives and Policies" section beginning on page 13 of the Prospectus:

     The Small Cap Value Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-advisers are 1838 Investment Advisers, L.P. and Boston Partners Asset Management, L.P.

For a description of the new investment sub-advisers for these Portfolios, please read "The Advisers and Sub-Advisers" section of the Prospectus.

                       _________________________________

As of the date of this supplement, "The Advisers and Sub-Advisers" section of the Prospectus is amended and the following language is inserted:

APODACA-JOHNSTON CAPITAL MANAGEMENT.  Apodaca-Johnston Capital Management
-----------------------------------
("Apodaca") is a California corporation with its principal address at 580 California Street, Suite 2200, San Francisco, CA 94104. Apodaca's predecessor was founded in 1985, and as of June 30, 1995, Apodaca had approximately $140 million in assets under management. Apodaca's clients include individuals, pension and profit sharing plans, an endowment fund, and an investment company portfolio.

The portion of the Portfolio's assets allocated to Apodaca will be managed by Scott Johnston and Jerry C. Apodaca, Jr. Scott Johnston, as a principal and 1/3 owner of Apodaca, founded Apodaca's predecessor in 1985, and has 23 years of investment management experience. Jerry C. Apodaca, Jr. joined the firm as a principal and 1/3 owner in 1991, and has 12 years investment management experience. Before joining Apodaca, Mr. Apodaca was a Vice President of Marketing at Newport First Investments, Inc.

COMPENSATION.  Under the proposed Investment Sub-Advisory Agreement, SFM will
------------
pay Apodaca a fee, which is calculated and paid monthly, based on the annual percentage rate of .50% of the average monthly market value of the portion of the assets of the Small Cap Growth Portfolio managed by Apodaca.

BOSTON PARTNERS ASSET MANAGEMENT, L.P.  Boston Partners Asset Management, L.P.
--------------------------------------
("Boston"), a Delaware limited partnership, is a registered investment adviser with its principal business address at One Financial Center, 43rd Floor, Boston, Massachusetts 02111. Boston's general partner, Boston Partners, Inc., One Financial Center, 43rd Floor, Boston, Massachusetts 02111, whose sole shareholder is Desmond J. Heathwood, Chief Investment Officer of Boston, owns approximately 20% of Boston's partnership interests. Boston was founded in April, 1995, and as of July 31, 1995, it had approximately $3.7 billion in assets under management. Boston's clients include corporations, endowments, foundations, pension and profit sharing plans, and one other investment company.

The portion of the Small Cap Value Portfolio's assets allocated to Boston are managed by Wayne J. Archambo, C.F.A. Mr. Archambo has been employed by Boston since its organization, and has 10 years experience investing in small capitalization stocks. Prior to joining Boston, Mr. Archambo was a Vice President and Equity Policy Committee member at The Boston Company Asset Management, Inc., where he created that firm's small capitalization value product.

Boston, along with its general partner and several of its limited partners, is a defendant in a civil action in Massachusetts brought by The Boston Company Asset Management, Inc. ("TBCAM"), the former employer of certain partners of Boston. TBCAM alleges various causes of action arising from the unsuccessful effort by Desmond J. Heathwood, the sole shareholder of Boston's general partner, and other former TBCAM officers, to purchase the assets of TBCAM, and the resulting formation of Boston. The defendants have filed an answer which denies all of TBCAM's allegations, and have asserted counterclaims against TBCAM. The parties are currently engaged in discovery proceedings, and no trial date has been set. Boston believes that TBCAM's action is without merit, and will not have a material adverse effect on Boston. The Trustees of the Trust considered information about the litigation when they approve Boston as an investment sub-adviser for the Portfolio.

COMPENSATION.  Under the Investment Sub-Advisory Agreement, SFM pays Boston a
------------
fee, which is calculated and paid monthly, based on the annual percentage rate of .50% of the average monthly market value of the portion of the assets of the Small Cap Value Portfolio managed by Boston.

WALL STREET ASSOCIATES.  Wall Street Associates ("WSA") is organized as a
----------------------
corporation with its principal address at 1200 Prospect Street, Suite 100, La Jolla, CA 92037. WSA was founded in 1987, and as of June 1, 1995, had approximately $640 million in assets under management, none of which was held by registered investment companies. WSA provides investment advisory services for institutional clients, an investment partnership for which it serves as general partner, a group trust for which it serves as sole investment manager, and an offshore fund for foreign investors for which it serves as the sole investment manager.

William Jeffery, III, Kenneth F. McCain, and Richard S. Coons, each of whom own 1/3 of WSA, serve as Portfolio Managers for the portion of the Portfolio's assets allocated to WSA. Each is a Principal of WSA and, together, they have 73 years of investment management experience.

WSA has served as an investment sub-adviser to only one registered investment company (since June 28, 1995), and, as such, does not have extensive experience advising a highly regulated entity such as an investment company. This may present additional risks for the Portfolio.

COMPENSATION.  Under the proposed Investment Sub-Advisory Agreement, SFM will
------------
pay WSA a fee, which is calculated and paid monthly, based on the annual percentage rate of .50% of the average monthly market value of the portion of the assets of the Small Cap Growth Portfolio managed by WSA.

                       _________________________________

On June 5, 1995, the Trust's Board of Trustees voted to change the name of the Mid-Cap Growth Portfolio to the Mid-Cap Portfolio to reflect a shift in emphasis by the Portfolio from mid-sized "growth" companies to a broader range of middle capitalization companies. In connection with this change, the Board of Trustees approved a change in investment adviser for the Portfolio from Nicholas-Applegate Capital Management to Martingale Asset Management, L.P. ("Martingale") effective June 21, 1995. At a Shareholder meeting scheduled for August 11, 1995, and adjourned until August 14, 1995, Shareholders of the Mid-Cap Portfolio approved the selection of Martingale as the Portfolio's new investment adviser.

As of the date of this Supplement, "The Advisers and Sub-Advisers" section of the Prospectus is amended and the following language inserted:

MARTINGALE ASSET MANAGEMENT, L.P.  Martingale is a Delaware limited partnership
--------------------------------
with its principal address at 222 Berkeley Street, Boston, Massachusetts 02116. Commerz Asset Management USA Corporation ("CAM") is the general partner with a controlling interest in Martingale. Commerz International Capital Management GmbH ("CICM"), headquartered in Frankfurt, Germany, is the asset management subsidiary of Commerz Bank, a German financial institution. Martingale was established in 1987, and as of May 31, 1995, had assets of approximately $410 million under management. Martingale's advisory clients include pension plans, endowments, foundations, and investment company portfolios.

The assets of the Portfolio will be managed by John Freeman. Mr. Freeman has 10 years of investment management experience, including 3 years of experience investing in mid cap companies. Prior to joining Martingale, he worked at BARRA, Inc. as a Manager of Consulting Services.

COMPENSATION.  Under an Investment Advisory Agreement with the Trust, the Trust
------------
pays Martingale a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Mid-Cap Portfolio. For the fiscal year ended September 30, 1994, the Portfolio paid Nicholas-Applegate Capital Management, the Portfolio's former investment adviser, an investment advisory fee of .45% of the average daily net assets of the Portfolio.

                       _________________________________

The following should be read in conjunction with the section of the Prospectus entitled "Your Account and Doing Business with ProVantage Funds - Exchanging Shares":

     Because excessive trading (including short-term "market timing" trading) can hurt a Portfolio's performance, each Portfolio may refuse purchase orders from any shareholder account if the accountholder has been advised that previous purchase and redemption transactions were considered excessive in number or amount. Accounts under common control or ownership, including those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

                       _________________________________

At a meeting held on April 24, 1995, Shareholders of the Small Cap Growth Portfolio (the "Portfolio") approved an investment advisory agreement with P.B. Newco, Inc. ("P.B. Newco"). Shareholder vote was required as a result of a transaction whereby United Asset Management ("UAM") acquired all of the assets of Pilgrim Baxter Associates Ltd. ("Pilgrim Baxter"), the former adviser of the Portfolio. UAM then contributed Pilgrim Baxter's assets to P.B. Newco which now carries on the business of Pilgrim Baxter under the name Pilgrim Baxter.

The same persons responsible for the investment of the Portfolio's assets continued to manage the Portfolio. There were no changes in Pilgrim Baxter's method of operation or the location where it conducts its business. The fees payable under the new advisory agreement are the same as those charged under the previous agreement.

                       _________________________________

The sentence listing Nicholas-Applegate Capital Management as investment adviser for the Mid-Cap Portfolio in the "Management Profile" section on page 3 of the Prospectus is amended and restated and the following language is inserted:

     MARTINGALE ASSET MANAGEMENT, L.P. serves as the investment adviser for the Mid-Cap Portfolio.

In addition, the description of SEI Financial Management Corporation in the same section is amended and restated as follows:

     SEI FINANCIAL MANAGEMENT CORPORATION serves as the investment adviser of the Large Cap Growth, Large Cap Value, Small Cap Value, Small Cap Growth, Capital Appreciation, Equity Income, Mid-Cap, and Balanced Portfolios.

                       _________________________________

The second sentence of the second paragraph under the "Investment Objectives and Policies - Large Cap Value Portfolio" section on page 13 of the Prospectus is amended and restated to read as follows:

     In general, the advisers characterize high quality securities as those that have above-average reinvestment rates.

                       _________________________________

The last sentence of the second paragraph of the "Investment Objectives and Policies - Mid-Cap Portfolio" section on page 16 of the Prospectus is deleted, and the last sentence of the same section is amended and the following is inserted:

     The Portfolio's investment adviser is Martingale Asset Management, L.P.

                       _________________________________

The "General Investment Policies" section on page 19 of the Prospectus is amended and restated to read as follows:

COMMON STOCKS. Each Portfolio will invest in common stocks; provided however, that the Large Cap Value, Small Cap Growth, Capital Appreciation, Equity Income and Capital Growth Portfolio may only invest in such securities if they are listed on registered exchanges or actively traded in the over-the-counter market.

INVESTMENT COMPANY SECURITIES. The Large Cap Growth, Large Cap Value, Small Cap Value, Small Cap Growth, Capital Appreciation, Equity Income, Mid-Cap, and Balanced Portfolios may purchase investment company securities, which will result in the layering of expenses. There are legal limits on the amount of such securities that may be acquired by a Portfolio.

OPTIONS AND FUTURES. The Large Cap Growth, Large Cap Value, Small Cap Value, Small Cap Growth, Capital Appreciation, Equity Income, Mid-Cap, and Balanced Portfolios may purchase or write options, futures and options on futures. Risks associated with investing in options and futures may include lack of a liquid secondary market, trading restrictions that may be imposed by an exchange and government regulations which may restrict trading.

SECURITIES LENDING. Each Portfolio may lend its assets to qualified investors for the purpose of realizing additional income.

                       _________________________________

The first sentence of the second paragraph of "The Manager and Shareholder Servicing Agent" section on page 21 of the Prospectus is amended and restated to read as follows:

     For its management services, SFM is entitled to a fee which is calculated daily and paid monthly at an annual rate of .35% of the average daily net assets of the Large Cap Growth, Large Cap Value, Small Cap Value, Small Cap Growth, Capital Appreciation, Equity Income, Mid-Cap, and Balanced Portfolios.

                       _________________________________

"The Advisers and Sub-Advisers - Nicholas-Applegate Capital Management" section on page 27 of the Prospectus is amended to delete references to Nicholas-Applegate acting as investment adviser for the Mid-Cap Portfolio.

                       _________________________________

The following should be read in conjunction with the information found under "The Advisers and Sub-Advisers -SunBank Capital Management" section on page 29 of the Prospectus:

     Effective April 4, 1995, John Race no longer serves as a portfolio manager to the Balanced Portfolio.

                       _________________________________

The following information is inserted under the "General Information - The Trust" section on page 37 of the Prospectus:

     Certain shareholders in one or more of the Portfolios may obtain asset allocation services with respect to their investments in such Portfolios. If a sufficient amount of a Portfolio's assets are subject to such asset allocation services, the Portfolio may incur higher transaction costs and a higher portfolio turnover rate that would otherwise be anticipated as a result of redemptions and purchases of Portfolio shares pursuant to such services.

                       _________________________________

Effective March 6, 1995, DST Systems, Inc. ("DST") will serve as transfer agent and dividend disbursing agent to the Class D shares of the Trust.

FUND CORRESPONDENCE - All shareholder applications, checks, and general correspondence (such as address changes or account maintenance issues) should be directed to:

                         SIMT Class D Funds
                         c/o DST Systems, Inc.
                         P.O. Box 419240
                         Kansas City, MO 64141-6240

TRANSACTION PROCESSING - Shareholders may continue to conduct telephone transactions (including purchases, redemptions and wires) by calling 1-800-437-6016. Shareholders purchasing shares of the portfolio(s) by Fed wire must request their bank to transmit the funds to:

                         United Missouri Bank of Kansas City, N.A.
                         ABA #10-10-00695
                         For Account #98-7060-100-1
                         Further Credit: [Portfolio Name]
                         Account Name
                         Account Number

GENERAL INQUIRIES - SEI Financial Management Corporation will continue to respond to telephone inquiries regarding account balance and general fund-related information. Services Representatives may be contacted by calling 1-800-437-6016.

                       _________________________________

The following should be inserted in place of the second paragraph of the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 41 of the Prospectus:

     A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into futures contracts. Instead, a Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

The following should be inserted as the third Paragraph of the "Description of Permitted Investments and Risk Factors - Future and Options on Futures" section on page 41 of the Prospectus:

     In order to avoid leveraging and related risks, when a Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

The last sentence of the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 41 of the Prospectus is amended and restated to read as follows:

     Each Portfolio may invest in futures and options on futures.

The following should be inserted immediately after the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 41 of the Prospectus:

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with duration over 7 days in length. Each Portfolio may invest in illiquid securities.

The last sentence of the "Description of Permitted Investments and Risk
Factors - Options" section on page 45 of the Prospectus is amended and restated to read as follows:

     Each Portfolio may invest in options.


The last sentence of the "Description of Permitted Investments and Risk Factors-Warrants" section on page 48 of the Prospectus is amended and restated as follows:

     Each Portfolio may invest in warrants.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST


                           HIGH YIELD BOND PORTFOLIO
                          CORE FIXED INCOME PORTFOLIO
                                BOND PORTFOLIO

                     SUPPLEMENT DATED NOVEMBER 14, 1995 TO
                      THE INSTITUTIONAL CLASS PROSPECTUS
                            DATED JANUARY 31, 1995

                          ___________________________

THIS SUPPLEMENT TO THE PROSPECTUS SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                          ___________________________

     The Prospectus is hereby amended and supplemented by the addition of the following unaudited financial information for the period ended May 31, 1995.



FINANCIAL HIGHLIGHTS                             SEI INSTITUTIONAL MANAGED TRUST
                                                                       UNAUDITED

For a Class A Share Outstanding Throughout the Period

                                              HIGH YIELD  BOND PORTFOLIO
                                      ------------------------------------------
                                             FOR THE PERIOD ENDED MAY 31,
                                      ------------------------------------------
                                                        1995(1)
--------------------------------------------------------------------------------
 Net Asset Value,
    Beginning of Period...................              $ 10.00
--------------------------------------------------------------------------------
 Income from Investment Operations:
    Net Investment Income.................                 0.33
    Net Realized and Unrealized Gains
     on Securities........................                 0.52
--------------------------------------------------------------------------------
    Total from Investment Operations......              $  0.85
--------------------------------------------------------------------------------
 Less Distributions:
    Dividends from Net Investment Income..                (0.24)
--------------------------------------------------------------------------------
    Total Distributions...................              $ (0.24)
--------------------------------------------------------------------------------
 Net Asset Value, End of Period............             $ 10.61
================================================================================
 Total Return..............................                8.58%
================================================================================
 Ratios/Supplemental Data:
 Net Assets, End of Period (000)...........             $15,876

 Ratio of Expenses to Average Net Assets...                0.69%*

 Ratio of Expenses to Average Net Assets
  (Excluding Waivers)......................                0.82%*

 Ratio of Net Investment Income to
  Average Net Assets.......................                9.53%*

 Ratio of Net Investment Income to
  Average Net Assets (Excluding Waivers)...                9.40%*

 Portfolio Turnover Rate...................                  19%
================================================================================

* Annualized

(1) High Yield Bond shares were offered beginning January 11, 1995.


                          __________________________

At meetings held on June 16, 1995 and adjourned until July 10, 1995, on August 11, 1995, and on November 13, 1995, Shareholders of the High Yield Bond, Bond and Core Fixed Income Portfolios voted to amend, reclassify or eliminate certain of the Portfolios' fundamental investment policies. With respect to the High Yield Bond, Bond and Core Fixed Income Portfolios, the following amended fundamental investment policies are inserted on page 11 of the Prospectus in place of the current fundamental investment policies:

   1. With respect to 75% of its total assets, no Portfolio other than the Real Estate Securities Portfolio may (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

   2. No Portfolio may purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities; and provided further that with respect to the Real Estate Securities Portfolio, that this limitation does not apply to investments in securities of companies principally engaged in the real estate industry.

   The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                          __________________________

At the June/July and November meetings, Shareholders of the Bond and Core Fixed Income Portfolios approved a new management structure wherein SFM will act as the Portfolios' Investment Adviser. In connection with this change, the first sentence of the description of SEI Financial Management Corporation on page 13 of the Prospectus is amended and restated to read as follows:

   SEI Financial Management Corporation ("SFM") serves as investment adviser for the Bond, High Yield Bond and Core Fixed Income Portfolios.

In addition, the first sentence of the second paragraph of the description of SEI Financial Management Corporation is amended and restated to read as follows:

   For these advisory services, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .4875% of the High Yield Bond Portfolio's average daily net assets, and at an annual rate of .275% of the Bond and Core Fixed Income Portfolios' average daily net assets.

                          __________________________

At the same meetings, Shareholders of the Bond and Core Fixed Income Portfolios also approved the "Manager of Managers" structure wherein, upon the recommendation of SFM, and subject to receipt by the Trust of exemptive relief from the SEC, the Board of Trustees will be able to appoint additional and replacement sub-advisers to the Portfolios without Shareholder approval. In connection with this change, Shareholders of the Portfolios approved the selection of the current investment adviser for the Portfolios as the investment sub-adviser for the Portfolios. In addition, Shareholders of the Core Fixed Income Portfolio approved the selection of two additional sub-advisers to the Portfolio. Accordingly, the following sentences replace the corresponding sentences in the "Investment Objectives and Policies" section of the Prospectus:

   The Bond Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is Boatmen's Trust Company.

   The Core Fixed Income Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-advisers are Western Asset Management Company, BlackRock Financial Management, Inc. and Firstar Investment Research and Management Company.

For a description of the new investment sub-adviser for the Bond Portfolio, please read "The Advisers and Sub-Advisers" section of the Prospectus.

                          __________________________

At the meeting held on August 11, 1995, Shareholders of the High Yield Bond Portfolio (the "Portfolio") approved an investment sub-advisory agreement with BEA Associates ("BEA"). Shareholders were required to consider this investment sub-advisory agreement as a result of a transaction whereby the U.S. operations of CS First Boston Investment Management ("CSFBIM"), the former adviser of the Portfolio, were transferred and integrated into BEA. This asset transfer resulted in an assignment and termination of the investment sub-advisory agreement between SEI Financial Management Corporation ("SFM") and CSFBIM.

The sub-advisory agreement with BEA has the same terms, including those relating to fees and expenses payable to BEA, as the previous agreement with CSFBIM. BEA was not compensated for its services to the Portfolio prior to Shareholder approval. No changes to the high yield investment philosophy or process employed in the Portfolio have been enacted as a result of this ownership change.

References to CSFBIM as investment adviser are changed to reflect the fact that BEA acts as the Portfolio's investment sub-adviser, and "The Advisers and Sub-Advisers" section of the Prospectus is amended and the following language is inserted in place of the description of CSFBIM:

BEA ASSOCIATES.  BEA is a general partnership organized under the laws of the
--------------
State of New York and, together with its predecessor firms, has been engaged in the investment advisory business for over 50 years. CS Capital is an 80% partner in BEA and Basic Appraisals, Inc., which is owned by members of BEA management, is a 20% partner in BEA. CS Capital is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is a wholly-owned subsidiary of Credit Suisse. In turn, Credit Suisse is a subsidiary of CS Holding, 8 Paradeplatz, Zurich, Switzerland, a Swiss corporation, which is also the ultimate parent of CSFBIM. No one person or entity possesses a controlling interest in Basic Appraisals, Inc.

   BEA is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of December 31, 1994, BEA managed approximately $21 billion in assets of which approximately $2.6 billion are assets of fourteen registered investment companies.

   The Portfolio's assets are managed by Richard J. Lindquist, C.F.A., the Portfolio Manager. Mr. Lindquist has 11 years of investment management experience, including 6 years of experience working with high yield bonds.

COMPENSATION.  Under the Investment Sub-Advisory Agreement, SFM pays BEA a fee,
------------
which is calculated and paid monthly, based on an annual percentage rate of
 .3375% of the average monthly market value of assets of the High Yield Bond Portfolio managed by BEA.

In addition, the last sentence of the "Investment Objectives and Policies - High Yield Bond Portfolio" section on page 8 of the Prospectus is amended and the following is inserted:

   The Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is BEA Associates.

   As of the date of this supplement, "The Advisers and Sub-Advisers" section of the Prospectus is amended and the following language is inserted:

                          __________________________

BLACKROCK FINANCIAL MANAGEMENT, INC.  BlackRock Financial Management, Inc.
------------------------------------
("BlackRock"), a registered investment adviser, is a Delaware corporation with its principal business address at 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock's predecessor was founded in 1988, and as of July 31, 1995, BlackRock had $32.5 billion in assets under management. BlackRock is wholly-owned by PNC Asset Management Group, Inc., a wholly-owned subsidiary of PNC Bank, N.A. PNC Bank, N.A.'s ultimate parent is PNC Bank Corp., One PNC Plaza, Pittsburgh, Pennsylvania 15265. BlackRock provides investment advice to investment companies, trusts, charitable organizations, pension and profit sharing plans and government entities.

The portion of the Core Fixed Income Portfolio's assets allocated to BlackRock are managed by BlackRock's Portfolio Management Team. While all of BlackRock's portfolios are team managed, the portfolio manager who has day-to-day responsibility for the Portfolio is Keith Anderson. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 5 years experience investing in fixed income securities.

COMPENSATION.  Under the Investment Sub-Advisory Agreement, SFM pays BlackRock a
------------
fee, which is calculated and paid monthly, based on the annual percentage rate of .15% of the average monthly market value of the portion of the assets of the Core Fixed Income Portfolio managed by BlackRock.

FIRSTAR INVESTMENT RESEARCH AND MANAGEMENT COMPANY.  Firstar Investment Research
--------------------------------------------------
and Management Company ("FIRMCO"), is a registered investment adviser with its principal business address at 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. FIRMCO was founded in 1986, and as of July 31, 1995, it had approximately $14.7 billion in assets under management. FIRMCO is a wholly-owned subsidiary of Firstar Corporation, a bank holding company located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. FIRMCO's clients include pension and profit sharing plans, trusts and estates and one other investment company.

The portion of the Core Fixed Income Portfolio's assets allocated to FIRMCO are managed by FIRMCO's Fixed Income Group. Mr. Charlie Groeschell manages the portion of the Portfolio's assets allocated to FIRMCO on a day-to-day basis. Mr. Groeschell, a Senior Vice President of FIRMCO, has been employed by FIRMCO or its affiliates since 1983, and has 12 years experience in fixed income investing.

COMPENSATION.  Under the Investment Sub-Advisory Agreement, SFM pays FIRMCO a
------------
fee, which is calculated and paid monthly based on the annual percentage rate of
 .10% of the average monthly market value of the portion of the assets of the Core Fixed Income Portfolio managed by FIRMCO.

                          __________________________

The "General Investment Policies" section on page 9 of the Prospectus is amended and restated and the following language is inserted:

INVESTMENT COMPANY SECURITIES - The High Yield Bond, Bond and Core Fixed Income Portfolios may purchase investment company securities, which will result in the layering of expenses. There are legal limits on the amount of such securities that may be acquired by a Portfolio.

OPTIONS AND FUTURES - The High Yield Bond, Bond and Core Fixed Income Portfolios may purchase or write options, futures and options on futures.

SECURITIES LENDING - The High Yield Bond, Bond and Core Fixed Income Portfolios may lend their securities in order to realize additional income.

WARRANTS - Consistent with any applicable state law limitations, each of the Core Fixed Income, Bond and High Yield Bond Portfolios may purchase warrants in order to increase the Portfolio's total return.

                          __________________________

The first sentence of the second paragraph of "The Manager and Shareholder Servicing Agent" section on page 11 of the Prospectus is amended and restated to read as follows:

  For its management services, SFM is entitled to a fee which is calculated daily and paid monthly at an annual rate of .28% of the average daily net assets of the Bond and Core Fixed Income Portfolios, and at an annual rate of .35% of the average daily net assets of the High Yield Bond Portfolio.

                          __________________________

The following should be read in conjunction with the section of the Prospectus entitled "Purchase and Redemption of Shares":

   Because excessive trading (including short-term "market timing" trading) can hurt a Portfolio's performance, each Portfolio may refuse purchase orders from any shareholder account if the accountholder has been advised that previous purchase and redemption transactions were considered excessive in number or amount. Accounts under common control or ownership, including those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

                          __________________________

The following information is inserted under the "General Information - The Trust" section on page 19 of the Prospectus:

   Certain shareholders in one or more of the Portfolios may obtain asset allocation services with respect to their investments in such Portfolios. If a sufficient amount of a Portfolio's assets are subject to such asset allocation services, the Portfolio may incur higher transaction costs and a higher portfolio turnover rate that would otherwise be anticipated as a result of redemptions and purchases of Portfolio shares pursuant to such services.

                          __________________________

The following paragraph should be inserted in place of the second paragraph of the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 23 of the Prospectus:

   A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into futures contracts. Instead, a Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

The following should be inserted as the third paragraph of the "Description of Permitted Investment and Risk Factors - Futures and Options on Futures" section on page 23 of the Prospectus:

   In order to avoid leveraging and related risks, when a Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

The last sentence of the "Description of Permitted Investments and Risk Factors
- Futures and Options on Futures" section on page 23 of the Prospectus is amended and restated and the follow language is inserted:

   Each Portfolio may invest in futures and options on futures.

The last sentence of the "Description of Permitted Investments and Risk Factors
- Options" section on page 29 of the Prospectus is amended and restated to read as follows:

   Each Portfolio may invest in options.

The last sentence of the "Description of Permitted Investments and Risk Factors
- Securities Lending" section on page 29 of the Prospectus is amended and restated to read as follows:

  Each Portfolio may lend their securities.

The last sentence of the "Description of Permitted Investments and Risk Factors
- Warrants" section on page 31 of the Prospectus is amended and restated to read as follows:

  Each Portfolio may invest in warrants.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST


                           HIGH YIELD BOND PORTFOLIO
                          CORE FIXED INCOME PORTFOLIO
                                BOND PORTFOLIO

                     SUPPLEMENT DATED NOVEMBER 14, 1995 TO
                            THE CLASS D PROSPECTUS
                            DATED JANUARY 31, 1995


THIS SUPPLEMENT TO THE PROSPECTUS SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                       ________________________________

EFFECTIVE MARCH 6, 1995, THE NAME OF THE PROVANTAGE CLASS OF SHARES WAS CHANGED TO CLASS D.

                       ________________________________

At meetings held on June 16, 1995 and adjourned until July 10, 1995, on August 11, 1995, and November 13, 1995, Shareholders of the High Yield Bond, Bond and Core Fixed Income Portfolios voted to amend, reclassify or eliminate certain of the Portfolios' fundamental investment policies. With respect to the High Yield Bond, Bond and Core Fixed Income Portfolios, the following amended fundamental investment policies are inserted on page 15 of the Prospectus in place of the current fundamental investment policies:

     1. With respect to 75% of its total assets, no Portfolio other than the Real Estate Securities Portfolio may (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

     2. No Portfolio may purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities; and provided further that with respect to the Real Estate Securities Portfolio, that this limitation does not apply to investments in securities of companies principally engaged in the real estate industry.

     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

                       ________________________________

At the June/July and November meetings, Shareholders of the Bond and Core Fixed Income Portfolios approved a new management structure wherein SFM will act as the Portfolios' Investment Adviser. In connection with this change, the first sentence of the description of SEI Financial Management Corporation on page 18 of the Prospectus is amended and restated to read as follows:

     SEI Financial Management Corporation ("SFM") serves as investment adviser for the Bond, High Yield Bond and Core Fixed Income Portfolios.

In addition, the first sentence of the second paragraph of the description of SEI Financial Management Corporation is amended and restated to read as follows:

     For these advisory services, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .4875% of the High Yield Bond Portfolio's average daily net assets, and at an annual rate of .275% of the Bond and Core Fixed Income Portfolios' average daily net assets.

                       ________________________________

At the same meetings, Shareholders of the Bond and Core Fixed Income Portfolios also approved the "Manager of Managers" structure wherein, upon the recommendation of SFM, and subject to receipt by the Trust of exemptive relief from the SEC, the Board of Trustees will be able to appoint additional and replacement sub-advisers to the Portfolios without Shareholder approval. In connection with this change, Shareholders of the Portfolios approved the selection of the current investment adviser for the Portfolios as the investment sub-adviser for the Portfolios. In addition, Shareholders of the Core Fixed Income Portfolio approved the selection of two additional sub-advisers to the Portfolio. Accordingly, the following sentences replace the corresponding sentences in the "Investment Objectives and Policies" section of the Prospectus:

     The Bond Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-adviser is Boatmen's Trust Company.

The Core Fixed Income Portfolio's investment adviser is SEI Financial Management Corporation and its investment sub-advisers are Western Asset Management Company, BlackRock Financial Management, Inc. and Firstar Investment Research and Management Company.

For a description of the new investment sub-adviser for the Bond Portfolio, please read "The Advisers and Sub-Advisers" section of the Prospectus.

                       ________________________________

At the meeting held on August 11, 1995, Shareholders of the High Yield Bond Portfolio (the "Portfolio") approved an investment sub-advisory agreement with BEA Associates ("BEA"). Shareholders were required to consider this investment sub-advisory agreement as a result of a transaction whereby the U.S. operations of CS First Boston Investment Management ("CSFBIM"), the former adviser of the Portfolio, were transferred and integrated into BEA. This asset transfer resulted in an assignment and termination of the investment sub-advisory agreement between SEI Financial Management Corporation ("SFM") and CSFBIM.

The sub-advisory agreement with BEA has the same terms, including those relating to fees and expenses payable to BEA, as the previous agreement with CSFBIM. BEA was not compensated for its services to the Portfolio prior to Shareholder approval. No changes to the high yield investment philosophy or process employed in the Portfolio were enacted as a result of this ownership change.

"The Advisers and Sub-Advisers" section of the Prospectus is amended and the following language is inserted in place of the description of CSFBIM:

BEA ASSOCIATES.  BEA is a general partnership organized under the laws of the
--------------
State of New York and, together with its predecessor firms, has been engaged in the investment advisory business for over 50 years. CS Capital is an 80% partner in BEA and Basic Appraisals, Inc., which is owned by members of BEA Management, is a 20% partner in BEA. CS Capital is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is a wholly-owned subsidiary of Credit Suisse. In turn, Credit Suisse is a subsidiary of CS Holding, 8 Paradeplatz, Zurich, Switzerland, a Swiss corporation, which is also the ultimate parent of CSFBIM. No one person or entity possesses a controlling interest in Basic Appraisals, Inc.

     BEA is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of December 31, 1994, BEA managed approximately $21 billion in assets of which approximately $2.6 billion are assets of fourteen registered investment companies.

     The Portfolio's assets are managed by Richard J. Lindquist, C.F.A., the Portfolio Manager. Mr. Lindquist has 11 years of investment management experience, including 6 years of experience working with high yield bonds.

COMPENSATION.  Under the Investment Sub-Advisory Agreement, SFM pays BEA a fee,
------------
which is calculated and paid monthly, based on an annual percentage rate of
 .3375% of the average monthly market value of assets of the High Yield Bond Portfolio managed by BEA.

As of the date of this supplement, "The Advisers and Sub-Advisers" section of the Prospectus is amended and the following language is inserted:

BLACKROCK FINANCIAL MANAGEMENT, INC.  BlackRock Financial Management, Inc.
------------------------------------
("BlackRock"), a registered investment adviser, is a Delaware corporation with its principal business address at 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock's predecessor was founded in 1988, and as of July 31, 1995, BlackRock had $32.5 billion in assets under management. BlackRock is wholly-owned by PNC Asset Management Group, Inc., a wholly-owned subsidiary of PNC Bank, N.A. PNC Bank, N.A.'s ultimate parent is PNC Bank Corp., One PNC Plaza, Pittsburgh, Pennsylvania 15265. BlackRock provides investment advice to investment companies, trusts, charitable organizations, pension and profit sharing plans and government entities.

The portion of the Core Fixed Income Portfolio's assets allocated to BlackRock are managed by BlackRock's Portfolio Management Team. While all of BlackRock's portfolios are team managed, the portfolio manager who has day-to-day responsibility for the Portfolio is Keith Anderson. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 5 years experience investing in fixed income securities.

COMPENSATION.  Under the Investment Sub-Advisory Agreement, SFM pays BlackRock a
------------
fee, which is calculated and paid monthly, based on the annual percentage rate of .15% of the average monthly market value of the portion of the assets of the Core Fixed Income Portfolio managed by BlackRock.

FIRSTAR INVESTMENT RESEARCH AND MANAGEMENT COMPANY.  Firstar Investment Research
--------------------------------------------------
and Management Company ("FIRMCO"), is a registered investment adviser with its principal business address at 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. FIRMCO was founded in 1986, and as of July 31, 1995, it had approximately $14.7 billion in assets under management. FIRMCO is a wholly-owned subsidiary of Firstar Corporation, a bank holding company located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. FIRMCO's clients include pension and profit sharing plans, trusts and estates and one other investment company.

The portion of the Core Fixed Income Portfolio's assets allocated to FIRMCO are managed by FIRMCO's Fixed Income Group. Mr. Charlie Groeschell manages the portion of the Portfolio's assets allocated to FIRMCO on a day-to-day basis. Mr. Groeschell, a Senior Vice President of FIRMCO, has been employed by FIRMCO or its affiliates since 1983, and has 12 years experience in fixed income investing.

COMPENSATION.  Under the Investment Sub-Advisory Agreement, SFM pays FIRMCO a
------------
fee, which is calculated and paid monthly based on the annual percentage rate of
 .10% of the average monthly market value of the portion of the assets of the Core Fixed Income Portfolio managed by FIRMCO.

                       ________________________________

The sentence listing CS First Boston Investment Management as investment sub-adviser for the High Yield Bond Portfolio in the "Management Profile" section on page 3 of the Prospectus is amended and restated and the following language is inserted:

     BEA ASSOCIATES serves as investment sub-adviser to the High Yield Bond Portfolio.

In addition, the description of SEI Financial Management Corporation in the same section is amended and restated to read as follows:

     SEI FINANCIAL MANAGEMENT CORPORATION serves as the investment adviser of the Core Fixed Income, High Yield Bond and Bond Portfolios.

Furthermore, the sentence listing Western Asset Management Company as investment adviser to the Core Fixed Income Portfolio is deleted, and the following language is inserted:

     BLACKROCK FINANCIAL MANAGEMENT, INC., FIRSTAR INVESTMENT RESEARCH AND MANAGEMENT COMPANY and WESTERN ASSET MANAGEMENT COMPANY serve as investment sub-advisers to the Core Fixed Income Portfolio.

                       ________________________________

The "General Investment Policies" section on page 14 of the Prospectus is amended and restated and the following language is inserted:

INVESTMENT COMPANY SECURITIES - High Yield Bond, Bond and Core Fixed Income Portfolios may purchase investment company securities, which will result in the layering of expenses. There are legal limits on the amount of such securities that may be acquired by a Portfolio.

OPTIONS AND FUTURES - The High Yield Bond, Bond and Core Fixed Income Portfolios may purchase or write options, futures and options on futures.

SECURITIES LENDING - The High Yield Bond, Bond and Core Fixed Income Portfolios may lend their securities in order to realize additional income.

WARRANTS - Consistent with any applicable state law limitations, each of the Core Fixed Income, Bond and High Yield Bond Portfolios may purchase warrants in order to increase the Portfolio's total return.

                       ________________________________

The first sentence of the second paragraph of "The Manager and Shareholder Servicing Agent" section on page 16 of the Prospectus is amended and restated to read as follows:

     For its management services, SFM is entitled to a fee which is calculated daily and paid monthly at an annual rate of .28% of the average daily net assets of the Bond and Core Fixed Income Portfolios, and at an annual rate of .35% of the average daily net assets of the High Yield Bond Portfolio.

                       ________________________________

The following should be read in conjunction with the section of the Prospectus entitled "Your Account and Doing Business with ProVantage Funds - Exchanging Shares":

     Because excessive trading (including short-term "market timing" trading) can hurt a Portfolio's performance, each Portfolio may refuse purchase orders from any shareholder account if the accountholder has been advised that previous purchase and redemption transactions were considered excessive in number or amount. Accounts under common control or ownership, including those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

                       ________________________________

The following information is inserted under the "General Information - The Trust" section on page 27 of the Prospectus:

     Certain shareholders in one or more of the Portfolios may obtain asset allocation services with respect to their investments in such Portfolios. If a sufficient amount of a Portfolio's assets are subject to such asset allocation services, the Portfolio may incur higher transaction costs and a higher portfolio turnover rate that would otherwise be anticipated as a result of redemptions and purchases of Portfolio shares pursuant to such services.

                       ________________________________

EFFECTIVE MARCH 6, 1995, DST SYSTEMS, INC. ("DST") WILL SERVE AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT TO THE CLASS D SHARES OF THE TRUST.

FUND CORRESPONDENCE - All shareholder applications, checks, and general correspondence (such as address changes or account maintenance issues) should be directed to:

                       SIMT Class D Funds
                       c/o DST Systems, Inc.
                       P.O. Box 419240
                       Kansas City, MO  64141-6240

TRANSACTION PROCESSING - Shareholders may continue to conduct telephone transactions (including purchases, redemptions and wires) by calling 1-800-437-6016. Shareholders purchasing shares of the portfolio(s) by Fed wire must request their bank to transmit the funds to:

                       United Missouri Bank of Kansas City, N.A.
                       ABA #10-10-00695
                       For Account #98-7060-100-1
                       Further Credit: [Portfolio Name]
                       Account Name
                       Account Number

GENERAL ACCOUNT INQUIRIES - SEI Financial Management Corporation will continue to respond to telephone inquiries regarding account balance and general fund-related information. Investor Services Representatives may be contacted by calling 1-800-437-6016.

                       ________________________________

The following should be inserted in place of the second paragraph of the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 31 of the Prospectus:

     A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into futures contracts. Instead, a Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

The following should be inserted as the third paragraph of the "Description of Permitted Investments and Risk Factors - Futures and Options on Futures" section on page 31 of the Prospectus:

     In order to avoid leveraging and related risks, when a Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

The last sentence of the "Description of Permitted Investments and Risk Factors
- Futures and Options on Futures" section on page 31 of the Prospectus is amended and restated to read as follows:

     Each Portfolio may invest in futures and options on futures.

The last sentence of the "Description of Permitted Investments and Risk Factors
- Options" section on page 35 of the Prospectus is amended and restated to read as follows:

     Each Portfolio may invest in options.

The last sentence of the "Description of Permitted Investments and Risk Factors
- Securities Lending" section on page 37 of the Prospectus is amended and restated to read as follows:

     Each Portfolio may lend their securities.

The last sentence of the "Description of Permitted Investments and Risk Factors
- Warrants" section on page 39 of the Prospectus is amended and restated to read as follows:

     Each Portfolio may invest in warrants.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                    SUPPLEMENT DATED NOVEMBER 14, 1995, TO
                    THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED JANUARY 31, 1995


THIS SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE STATEMENT OF ADDITIONAL INFORMATION. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

                        _______________________________

EFFECTIVE MARCH 6, 1995, THE NAME OF THE PROVANTAGE FUNDS CLASS OF SHARES WAS CHANGED TO CLASS D.

                        _______________________________

At meetings held on June 16, 1995 and adjourned until July 10, 1995, on August 11, 1995 and adjourned until August 14, 1995, and on November 13, 1995, Shareholders of the Large Cap Value, Capital Growth, Capital Appreciation, Equity Income, Balanced, Small Cap Growth, Small Cap Value, High Yield Bond, Bond, Core Fixed Income, Mid-Cap, and Large Cap Growth Portfolios voted to amend, reclassify or eliminate certain fundamental investment policies. In connection with these changes, and with respect to the Large Cap Value, Capital Growth, Capital Appreciation, Equity Income, Balanced, Small Cap Growth, Small Cap Value, High Yield Bond, Core Fixed Income, Bond, Mid-Cap, and Large Cap Growth Portfolios, the "Investment Limitations -- Fundamental Policies" section of the Statement of Additional Information is amended and the following language is inserted on page S-12:

Each Portfolio may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Portfolio to purchase securities or require a Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
     (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

                        _______________________________

In connection with the foregoing fundamental policy changes, the Trustees have adopted the following non-fundamental policies for the Large Cap Value, Capital Growth, Capital Appreciation, Equity Income, Balanced, Small Cap Growth, Small Cap Value, High Yield Bond, Bond, Mid-Cap, Real Estate Securities, and Large Cap Growth Portfolios, which policies may be changed without Shareholder approval. Accordingly, the "Investment Limitations -- Non-Fundamental Policies" section on page S-12 is amended and restated to read as follows:

Each Portfolio may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets, or consolidations; or (iii) as otherwise permitted by the 1940 Act.

5. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of the 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

6. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

7. Purchase illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities. Notwithstanding the foregoing, securities eligible to be re-sold under Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

8. Purchase securities which must be registered under the 1933 Act, as amended, before they may be sold to the public, if, in the aggregate, more than 15% of its total assets would be invested in such restricted securities. Securities exempted from registration upon re-sale by Rule 144A under the 1933 Act are not deemed to be restricted securities for purposes of this limitation.

ADDITIONAL RESTRICTIONS

The following are non-fundamental investment limitations that are currently required by one or more states in which the Trust sells shares of the Portfolios. These limitations are in addition to, and in some cases more restrictive than, the fundamental and non-fundamental investment limitations listed above. A limitation may be changed or eliminated without shareholder approval if the relevant state changes or eliminates its policy regarding such investment restriction. As long as a Portfolio's shares are registered for sale in such states, it may not:

1. Invest more than 5% of its net assets in warrants; provided that of this 5% no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest in the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

3. Invest more than 15% of its total assets in illiquid securities, including securities which are not readily marketable or are restricted.

4. Invest more than 15% of its assets in restricted securities. For purposes of this limitation, securities exempted from registration under the 1933 Act, including Rule 144A securities, are considered to be restricted securities.

                        _______________________________

In addition to amending and reclassifying certain of the Trust's fundamental investment policies, Shareholders of the Bond Portfolio voted to eliminate that Portfolio's fundamental investment limitations on investing in convertible securities and on investing solely in securities listed as "appropriate" investments.

                        _______________________________

The following information is inserted under "Portfolio Transactions" in the Statement of Additional Information:

In addition, SFM has adopted a policy respecting the receipt of research and related products and services in connection with transactions effected for Portfolios operating within the "Manager of Managers" structure. Under this policy, SFM and the various firms that serve as sub-advisers to certain Portfolios of the Trust, in the exercise of joint investment discretion over the assets of a Portfolio, will direct a substantial portion of a Portfolio's brokerage to the Distributor in consideration of the Distributor's provision of research and related products to SFM for use in performing its advisory responsibilities. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

                        _______________________________

Martingale Asset Management, L.P., Apodaca-Johnston Capital Management, Wall Street Associates, Boston Partners Asset Management, L.P., Firstar Investment Research and Management Company, and BlackRock Financial Management, Inc. are added to, and BEA Associates replaces CS First Boston Investment Management on the list of advisers on the front page of the Statement of Additional Information.

                        _______________________________

The first sentence of the "Description of Permitted Investments - Securities Lending" section on page S-7 of the Statement of Additional Information is amended and restated to read as follows:

SECURITIES LENDING - In order to generate additional income, each Portfolio may lend its securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities in an amount at least equal to the market value of the securities lent.

                        _______________________________

The Statement of Additional Information for SEI Institutional Managed Trust is hereby amended and supplemented by the following unaudited financial statements of the Large Cap Growth and Small Cap Value Portfolios for the period ended March 31, 1995, and of the High Yield Bond Portfolio for the period ended May 31, 1995.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1995 (Unaudited)
LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       Market
                                       Value
Description                   Shares   (000)
----------------------------------------------
COMMON STOCKS -- 96.3%
AIR TRANSPORTATION -- 0.5%
 AMR*                          10,550 $    683
                                      --------
AIRCRAFT -- 1.2%
 Allied Signal                 38,500    1,511
                                      --------
AUTOMOTIVE -- 0.5%
 Magna International, Cl A     18,800      717
                                      --------
BANKS -- 2.7%
 BankAmerica                   29,650    1,431
 Citicorp                      14,350      610
 First Chicago                 30,200    1,513
                                      --------
                                         3,554
                                      --------
BEAUTY PRODUCTS -- 5.2%
 Avon Products*                11,000      666
 Colgate Palmolive             23,000    1,518
 Procter & Gamble              69,650    4,614
                                      --------
                                         6,798
                                      --------
BROADCASTING, NEWSPAPERS & ADVERTISING --
  2.1%
 Comcast                       62,000      969
 Tele-Communications*          83,700    1,757
                                      --------
                                         2,726
                                      --------
CHEMICALS -- 3.2%
 Air Products & Chemicals       9,900      516
 Monsanto                      17,000    1,364
 Rohm & Haas                   34,000    2,006
 Union Carbide                 12,000      368
                                      --------
                                         4,254
                                      --------
COMMUNICATIONS EQUIPMENT -- 3.9%
 General Instrument*           48,000    1,668
 L M Ericsson Telephone        11,900      736
 Motorola                      42,400    2,316
 Northern Telecom LTD           9,800      371
                                      --------
                                         5,091
                                      --------
COMPUTERS & SERVICES -- 7.5%
 Cisco Systems*                85,000    3,241
 Compaq Computer*              64,600    2,229
 Informix*                     22,000      756
 Lotus Development*             6,500      249
 Microsoft*                    17,650    1,255
 Oracle Systems*               52,000    1,625
 Silicon Graphics*             16,000      568
                                      --------
                                         9,923
                                      --------

--------------------------------------------------------------------------------

                                          Market
Description                     Shares  Value (000)
---------------------------------------------------
CONTAINERS & PACKAGING -- 0.4%
 Crown Cork & Seal*              13,650  $    599
                                         --------
DRUGS -- 9.0%
 Abbott Laboratories             57,900     2,063
 Centocor*                       23,500       373
 Forest Labs*                    12,400       591
 Genentech*                       6,700       314
 Johnson & Johnson               18,300     1,089
 Merck                           95,400     4,068
 Pfizer                          39,650     3,400
                                         --------
                                           11,898
                                         --------
ELECTRICAL TECHNOLOGY -- 0.6%
 Duracell                        16,400       734
                                         --------
ENTERTAINMENT -- 1.2%
 Walt Disney                     30,000     1,601
                                         --------
ENVIRONMENTAL SERVICES -- 0.5%
 WMX Technologies                23,450       645
                                         --------
FINANCIAL SERVICES -- 3.0%
 FHLMC                           19,000     1,150
 FNMA                            25,950     2,111
 Household International         15,450       672
                                         --------
                                            3,933
                                         --------
FOOD, BEVERAGE & TOBACCO -- 8.3%
 Coca-Cola                       68,450     3,867
 Kellogg                         19,000     1,109
 Pepsico                         47,000     1,833
 Philip Morris                   64,250     4,193
                                         --------
                                           11,002
                                         --------
GAS/NATURAL GAS -- 0.9%
 Enron                           37,400     1,234
                                         --------
HOTELS & LODGING -- 0.6%
 Hilton Hotels                   10,700       793
                                         --------
HOUSEHOLD PRODUCTS -- 1.1%
 Gillette                        18,300     1,494
                                         --------
INSURANCE -- 5.4%
 American International Group    33,900     3,534
 General RE                      13,850     1,828
 MGIC Investment                  6,100       249
 NAC RE                          12,500       378
 Travelers                       31,000     1,197
                                         --------
                                            7,186
                                         --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1995 (Unaudited)
LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                             Market
Description                        Shares  Value (000)
------------------------------------------------------
MACHINERY -- 7.5%
 Caterpillar                        26,900  $  1,496
 Emerson Electric                    9,350       622
 General Electric                  129,550     7,012
 Stewart & Stevenson Services       20,100       709
                                            --------
                                               9,839
                                            --------


MEDICAL PRODUCTS & SERVICES -- 4.3%
 Columbia HCA Healthcare            42,000     1,806
 Medtronic                          16,150     1,120
 United Healthcare                  59,450     2,779
                                            --------
                                               5,705
                                            --------
MISCELLANEOUS BUSINESS SERVICES -- 0.7%
 Computer Associates International   8,850       525
 Sybase*                             9,500       380
                                            --------
                                                 905
                                            --------
PAPER & PAPER PRODUCTS -- 0.3%
 Scott Paper                         4,300       384
                                            --------
PETROLEUM & FUEL PRODUCTS -- 0.8%
 Apache                             10,500       286
 Western Atlas*                     17,500       755
                                            --------
                                               1,041
                                            --------
PETROLEUM REFINING -- 1.4%
 Amoco                              15,150       964
 Mobil                               9,450       875
                                            --------
                                               1,839
                                            --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.4%
 Eastman Kodak                      23,000     1,222
 Xerox                               5,700       669
                                            --------
                                               1,891
                                            --------
PRINTING & PUBLISHING -- 0.6%
 Time Warner                        19,950       753
                                            --------
PROFESSIONAL SERVICES -- 0.7%
 First Financial Management         13,800       997
                                            --------
RAILROADS -- 1.5%
 Burlington Northern                13,000       772
 Conrail                             7,000       393
 CSX                                10,600       835
                                            --------
                                               2,000
                                            --------

--------------------------------------------------------------------------------

                                               Shares/Face    Market
Description                                    Amount (000) Value (000)
-----------------------------------------------------------------------
RETAIL -- 8.3%
 Autozone*                                        11,500     $    286
 Dayton Hudson                                    19,450        1,391
 Home Depot                                       60,000        2,655
 Kohl's*                                          19,000          841
 McDonald's                                       73,300        2,501
 Pep Boys-Manny Moe & Jack                        17,600          546
 Wal-Mart                                        108,150        2,757
                                                             --------
                                                               10,977
                                                             --------
RUBBER & PLASTIC -- 0.9%
 Illinois Tool Works                              24,050        1,175
                                                             --------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.4%
 Intel                                            52,750        4,477
                                                             --------
STEEL & STEEL WORKS -- 2.0%
 Aluminum Company of America                      17,300          716
 Inco LTD                                         20,550          573
 Nucor                                            23,500        1,321
                                                             --------
                                                                2,610
                                                             --------
TELEPHONES & TELECOMMUNICATION -- 4.7%
 Airtouch Communications*                         56,850        1,549
 AT&T                                             35,500        1,837
 Bellsouth                                         6,800          405
 MCI                                              82,100        1,693
 US West                                          16,900          676
                                                             --------
                                                                6,160
                                                             --------
Total Common Stocks
 (Cost $121,253)                                              127,129
                                                             --------
U.S. TREASURY OBLIGATIONS -- 6.9%
 U.S. Treasury Bill
  5.449%, 04/06/95                                $9,174        9,165
                                                             --------
Total U.S. Treasury Obligations (Cost $9,167)                   9,165
                                                             --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.5%
 FHLB Discount Notes
  6.100%, 04/03/95                                 2,000        1,998
  6.050%, 04/05/95                                   200          200
 FHLMC
  5.920%, 04/10/95                                   100          100
  5.910%, 04/13/95                                   189          189
 FNMA
  5.930%, 04/19/95                                   790          788
                                                             --------
Total U.S. Government Agency
 Obligations
 (Cost $3,275)                                                  3,275
                                                             --------
Total Investments -- 105.7%
 (Cost $133,693)                                              139,569
                                                             --------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       Market
                                                         Shares/Face   Value
Description                                              Amount (000)  (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- -5.7%
 Other Assets and Liabilities, Net                                    $ (7,612)
                                                                      --------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization --
   no par value) based on 12,235,093 outstanding shares
  of beneficial interest                                               125,724
 Undistributed net investment income                                       402
 Accumulated net realized loss on investments                              (45)
 Net unrealized appreciation on investments                              5,876
                                                                      --------
 Total Net Assets -- 100.0%                                           $131,957
                                                                      ========
 Net Asset Value, Offering and Redemption Price Per
  Share -- Class A                                                    $  10.79
                                                                      ========

* Non-income producing security
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
Cl     Class
LTD    Limited

SMALL CAP VALUE PORTFOLIO

COMMON STOCKS -- 91.3%
AIRCRAFT -- 0.5%
 Coltec Industries*                                             15,100 $   260
                                                                       -------
APPAREL/TEXTILES -- 6.8%
 Cone Mills*                                                    21,600     265
 Congoleum, Cl A*                                               31,300     470
 Conso Products*                                                21,000     294
 Crown Crafts                                                   25,200     428
 Jones Apparel*                                                 11,500     311
 Lydall*                                                        20,200     681
 Oneita Industries*                                             18,700     227
 Springs Industries                                             10,300     386
 St. John Knits                                                  4,800     175
                                                                       -------
                                                                         3,237
                                                                       -------
AUTOMOTIVE -- 0.2%
 Stant                                                           7,600     105
                                                                       -------

--------------------------------------------------------------------------------

                                                                      Market
Description                                                 Shares  Value (000)
--------------------------------------------------------------------------------
BANKS -- 8.2%
 Albank Financial                                            15,500   $   388
 Amfed Financial                                             23,900       555
 BankAtlantic Bancorp                                        17,000       264
 Banknorth Group                                             18,100       425
 DS Bancor*                                                   6,930       168
 First Federal Bancshares*                                   19,000       221
 Green Point Financial                                       18,500       428
 Long Island Bancorp*                                        22,400       392
 Mercantile Bankshares                                       17,800       394
 MLF Bancorp*                                                18,900       302
 Southern National                                           19,207       382
                                                                      -------
                                                                        3,919
                                                                      -------
CHEMICALS -- 2.4%
 Bush Boake Allen*                                           14,700       397
 IMC Global                                                  12,100       591
 Vigoro                                                       4,600       170
                                                                      -------
                                                                        1,158
                                                                      -------
COMMUNICATIONS EQUIPMENT -- 1.7%
 Harmon Industries*                                          15,100       211
 Plantronics*                                                21,400       592
                                                                      -------
                                                                          803
                                                                      -------
COMPUTERS & SERVICES -- 0.9%
 Franklin Electric Publishing*                               15,400       433
                                                                      -------
CONSUMER PRODUCTS -- 4.4%
 Maxwell Shoe*                                               13,100       134
 National-Standard*                                          27,400       308
 Nine West*                                                  14,900       440
 Nu-Kote Holding, Cl A*                                      32,100       746
 Velcro Industries                                            7,300       433
                                                                      -------
                                                                        2,061
                                                                      -------
CONTAINERS & PACKAGING -- 2.3%
 Sealright                                                   14,800       281
 US Can*                                                     39,000       829
                                                                      -------
                                                                        1,110
                                                                      -------
ENTERTAINMENT -- 2.4%
 Casino America*                                             18,600       233
 Dick Clark Productions*                                     27,000       243
 Harvey's Casinos                                             6,000       111
 King World Productions*                                     10,800       425
 Spelling Entertainment                                      12,600       129
                                                                      -------
                                                                        1,141
                                                                      -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1995 (Unaudited)
SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                            Market
Description                       Shares  Value (000)
-----------------------------------------------------
FINANCIAL SERVICES -- 0.7%
 Baldwin & Lyons, Cl B             20,100   $   327
                                            -------
FOOD, BEVERAGE & TOBACCO -- 1.2%
 WLR Foods                         20,800       562
                                            -------
GLASS PRODUCTS -- 0.8%
 Libbey                            20,800       387
                                            -------
HOUSEHOLD PRODUCTS -- 1.0%
 Cherry, Cl A*                     28,800       461
                                            -------
INSURANCE -- 11.0%
 First Colony                      21,200       480
 Harleysville Group                21,500       524
 Home State Holdings*              28,800       396
 Horace Mann Educators             18,500       409
 Life Partners                      8,600       169
 National RE Holding               11,600       339
 Partnerre Holdings                20,400       434
 Paul Revere                       21,400       348
 Penncorp Financial                27,900       492
 Phoenix RE                         6,000       145
 Security Capital*                  4,500       214
 State Auto Financial              23,400       392
 TIG Holdings                      33,300       746
 W.R. Berkley                       4,550       167
                                            -------
                                              5,255
                                            -------
MACHINERY -- 9.6%
 Alamo Group                       23,900       412
 BW/IP Holding, Cl A               38,600       637
 Chase Brass*                      20,300       211
 CMI, Cl A*                        74,400       493
 DT Industries                     29,500       354
 Exide Electronics*                26,500       417
 Holophane*                        21,300       389
 Kulicke & Soffa*                  12,800       350
 NN Ball & Roller                  14,300       215
 Pentair                           17,700       747
 SPX                               24,800       360
                                            -------
                                              4,585
                                            -------
MARINE TRANSPORTATION -- 1.7%
 Royal Caribbean Cruises LTD       30,400       794
                                            -------
MEASURING DEVICES -- 2.8%
 Mark IV Industries                21,400       439
 Oak Industries*                   29,000       746
 Veeco Instruments*                11,900       167
                                            -------
                                              1,352
                                            -------

--------------------------------------------------------------------------------

                                          Market
Description                     Shares  Value (000)
---------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 1.4%
 Gelman Sciences*                14,400   $   247
 Sterile Concepts                31,400       412
                                          -------
                                              659
                                          -------
MISCELLANEOUS BUSINESS SERVICES -- 2.9%
 Computer Horizons*              18,000       320
 GBC Technologies*               31,900       215
 Intersolv*                      21,500       344
 Opti*                           30,400       490
                                          -------
                                            1,369
                                          -------
MISCELLANEOUS MANUFACTURING -- 3.0%
 Belden                           5,400       119
 Cable Design Technologies*      32,600       489
 Mikohn Gaming*                  20,900       178
 Wolverine Tube*                 25,600       639
                                          -------
                                            1,425
                                          -------
OFFICE FURNITURE & FIXTURES -- 0.6%
 Daisytek*                       13,100       283
                                          -------
PAPER & PAPER PRODUCTS -- 1.6%
 Caraustar                       27,600       469
 Chesapeake                       8,500       272
                                          -------
                                              741
                                          -------
PETROLEUM & FUEL PRODUCTS -- 0.9%
 Petroleum Geo-Services ADR*     18,700       416
                                          -------
RETAIL -- 10.9%
 American Eagle Outfitters*      19,700       347
 Bradlees                        19,400       216
 Catherine's Stores*             50,100       438
 Consolidated Products*          45,960       540
 Consolidated Stores*            22,000       443
 Daka International*             26,400       495
 Fingerhut                       11,650       138
 Fred's                          30,600       298
 J Baker & Co                    22,200       339
 Little Switzerland*             30,600       153
 Mueller Industries*              7,000       234
 Shoney's*                       17,700       190
 The Bombay Company*             23,000       210
 Value City Department Stores*   27,800       226
 Vons Companies*                 24,500       475
 Waban*                          22,900       452
                                          -------
                                            5,194
                                          -------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    Market
                                                       Shares/Face   Value
Description                                            Amount (000)  (000)
---------------------------------------------------------------------------
RUBBER & PLASTIC -- 2.2%
 Aptargroup                                               19,300    $   553
 West Company                                             20,200        515
                                                                    -------
                                                                      1,068
                                                                    -------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.5%
 DH Technology*                                           29,700        616
 Lattice Semiconductor*                                    5,200        128
 Marshall*                                                17,800        463
                                                                    -------
                                                                      1,207
                                                                    -------
SPORTING & ATHLETIC GOODS -- 0.6%
 First Team Sports*                                       12,450        282
                                                                    -------
STEEL & STEEL WORKS -- 1.8%
 Precision Castparts                                      13,900        363
 Rouge Steel                                              20,400        500
                                                                    -------
                                                                        863
                                                                    -------
TELEPHONES & TELECOMMUNICATION -- 0.9%
 EIS International*                                       25,700        430
                                                                    -------
TRUCKING -- 0.5%
 Arkansas Best                                            20,100        214
                                                                    -------
WATCHES CLOCKS & PARTS -- 0.6%
 North American Watch                                     18,800        259
                                                                    -------
WHOLESALE -- 2.3%
 Fisher Scientific                                        15,700        467
 Masland                                                   9,800        126
 TBC*                                                     51,800        525
                                                                    -------
                                                                      1,118
                                                                    -------
Total Common Stocks
 (Cost $42,584)                                                      43,478
                                                                    -------
REPURCHASE AGREEMENT -- 18.1%
Lehman Brothers
 6.20%, dated 03/31/95, matures 04/03/95, repurchase
 price $8,642,000 (collateralized by FHLMC obligation,
 par value $8,580,000, 8.50%, 02/15/95, market value
 of collateral: $8,814,000)                              $ 8,638    $ 8,638
                                                                    -------
Total Repurchase Agreement
 (Cost $8,638)                                                        8,638
                                                                    -------
Total Investments -- 109.4%
 (Cost $51,222)                                                      52,116
                                                                    -------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                                     Market
Description                                                        Value (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- -9.4%
 Other Assets and Liabilities, Net                                   $(4,508)
                                                                     -------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no par value) based on 4,530,901 outstanding shares of beneficial
  interest                                                            46,736
 Undistributed net investment income                                      58
 Accumulated net realized loss on investments                            (80)
 Net unrealized appreciation on investments                              894
                                                                     -------
 Total Net Assets -- 100.0%                                          $47,608
                                                                     =======
 Net Asset Value, Offering and Redemption Price Per Share -- Class
  A                                                                  $ 10.51
                                                                     =======

 * Non-income producing securities
ADR    American Depository Receipt
Cl     Class
FHLMC  Federal Home Loan Mortgage Corporation

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- For the period ended March 31, 1995
(Unaudited)

                                                      --------- ---------
                                                      LARGE CAP SMALL CAP
                                                       GROWTH     VALUE
                                                      --------- ---------
INVESTMENT INCOME:
 Dividends                                             $  377     $ 55
 Interest                                                 207       82
                                                       ------     ----
 Total investment income                                  584      137
                                                       ------     ----
EXPENSES:
 Management fees                                           72       25
 Less management fees waived                               --       --
 Contribution from Manager                                 --       --
 Investment advisory fees                                  82       47
 Less investment advisory fees waived                      --       (1)
 Custodian/wire agent fees                                  4        1
 Professional fees                                          4        2
 Registration & filing fees                                 1        1
 Printing expense                                           5        1
 Trustee fees                                              --       --
 Insurance expense                                         --       --
 Pricing fees                                               1       --
 Distribution fees                                          4        1
 Amortization of deferred
  organization costs                                        1        1
                                                       ------     ----
 Total expenses                                           174       78
                                                       ------     ----
NET INVESTMENT INCOME                                     410       59
                                                       ------     ----
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain (loss) from securities sold            (45)     (81)
 Net change in unrealized appreciation on investments   5,876      894
                                                       ------     ----
NET INCREASE IN NET ASSETS FROM OPERATIONS             $6,241     $872
                                                       ======     ====


The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- (Unaudited)

                                                         ---------  ---------
                                                         LARGE CAP  SMALL CAP
                                                          GROWTH      VALUE
                                                         ---------  ---------
                                                         12/20/94-  12/20/94-
                                                          3/31/95    3/31/95
                                                         ---------  ---------
OPERATIONS:
 Net investment income (loss)                            $    410    $    59
 Net realized gain (loss) from security transactions          (45)       (81)
 Net realized appreciation (depreciation) on investments    5,876        894
                                                         --------    -------
 Net increase (decrease) in net assets resulting from
  operations                                                6,241        872
                                                         --------    -------
DIVIDENDS DISTRIBUTED FROM:
 Net investment income:
  Class A                                                      (8)        --
                                                         --------    -------
 Total dividends distributed                                   (8)        --
                                                         --------    -------
CAPITAL SHARE TRANSACTIONS:
 Class A:
  Proceeds from shares issued                             130,165     50,289
  Shares issued in lieu of cash distributions                   8         --
  Cost of shares repurchased                               (4,449)    (3,553)
                                                         --------    -------
  Increase (decrease) in net assets derived from
   Class A transactions                                   125,724     46,736
                                                         --------    -------
   Net increase (decrease) in net assets                  131,957     47,608
                                                         --------    -------
NET ASSETS:
 Beginning of period                                           --         --
                                                         --------    -------
 End of period                                           $131,957    $47,608
                                                         ========    =======
CAPITAL SHARE TRANSACTIONS:
 Class A:
  Shares issued                                            12,659      4,873
  Shares issued in lieu of cash distributions                   1         --
  Shares repurchased                                         (425)      (342)
                                                         --------    -------
  Total Class A transactions                               12,235      4,531
                                                         ========    =======


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- For a share outstanding throughout the period (Unaudited)

                                                              Distributions
             Net Asset    Net     Net Realized and Dividends      from                                      Ratio of
               Value   Investment    Unrealized     from Net    Realized    Net Asset          Net Assets   Expenses
             Beginning   Income    Gain (Losses)   Investment    Capital    Value End Total      End of    to Average
             of Period   (Loss)    on Securities     Income       Gains     of Period Return  Period (000) Net Assets
---------------------------------------------------------------------------------------------------------------------
 --------------------------
 LARGE CAP GROWTH PORTFOLIO
 --------------------------
 1995**(1)    $10.00     $0.05         $0.76         $(0.02)       $--       $10.79   32.43%    $131,957      0.85%
 -------------------------
 SMALL CAP VALUE PORTFOLIO
 -------------------------
 1995**(2)    $10.00     $0.01         $0.50         $   --        $--       $10.51   19.69%    $ 47,608      1.10%
                                      Ratio of Net
             Ratio of Net   Ratio of   Investment
              Investment    Expenses  Income (Loss)
                Income     to Average  to Average
                (Loss)     Net Assets  Net Assets   Portfolio
              to Average   (Excluding  (Excluding   Turnover
              Net Assets    Waivers)    Waivers)      Rate
---------------------------------------------------------------------------------------------------------------------
 --------------------------
 LARGE CAP GROWTH PORTFOLIO
 --------------------------
 1995**(1)       1.98%        0.85%       1.98%         16%
 -------------------------
 SMALL CAP VALUE PORTFOLIO
 -------------------------
 1995**(2)       0.81%        1.11%       0.80%          3%

1 Large Cap Growth shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.
2 Small Cap Value shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.
** For the period ended March 31, 1995.




The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1995 (Unaudited)



1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with twelve diversified Portfolios and one non-diversified portfolio (the "Portfolios"): Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap Growth, Capital Apprecia-tion, Equity Income, Balanced, Capital Growth, Core Fixed Income, Bond, and High Yield Bond. The Real Estate Securities Portfolio had not commenced opera-tions as of March 31, 1995. The Trust is registered to offer Class A, Class B and Class D shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap Growth, Capital Appreciation, Equity Income, Bal-anced, Core Fixed Income, Bond, and High Yield Bond Portfolios. The following is a summary of the significant accounting policies followed by the Trust.
  Security Valuation--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity se-curities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with re-maining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.
  Federal Income Taxes--It is each Portfolio's intention to qualify as a regu-lated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
  Net Asset Value Per Share--Net asset value per share is calculated on a daily basis by dividing the assets of each Portfolio less its liabilities by the num-ber of outstanding shares of the Portfolio.
  Repurchase Agreements--Securities pledged as collateral for repurchase agree-ments are held by each Portfolio's custodian bank until maturity of the Repur-chase Agreement. Provisions of the Agreement and procedures adopted by the Man-ager and the Advisers of the Trust ensure that the market value of the collat-eral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Portfolios also invest in tri-party repurchase agree-ments. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until matu-rity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is suffi-cient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency pro-ceeding, realization of the collateral by the Portfolios may be delayed or lim-ited.
  Discount and Premium Amortization--All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
  Classes--Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respec-tive classes on the basis of relative daily net assets.
  Distributions--Distributions from net investment income are paid to Share-holders monthly for the Large Cap Value, Capital Appreciation, Equity Income, Balanced, Capital Growth, Core Fixed Income, Bond, and High Yield Bond Portfo-lios and quarterly for the Large Cap Growth, Small Cap Value, Small Cap Growth, and Mid-Cap Growth Portfolios. Any net realized capital gains on the sales of securities by a Portfolio are distributed annually to the Shareholders of that Portfolio.
  Futures Contracts--The Core Fixed Income Portfolio utilized U.S. Long Bond futures contracts to a limited extent during the period ended March 31, 1995. Initial margin deposits of cash or securities

--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1995 (Unaudited)


are made upon entering into futures contracts. The contracts are marked to mar-ket daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
  Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the con-tract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obliga-tion to perform.
  Structured Notes and Indexed Notes--The Core Fixed Income Portfolio may in-vest in structured notes and indexed notes whose values are linked either di-rectly or inversely to changes in foreign currency exchange rates, interest rates, indexes, or other reference instruments. The values of these instruments may be more volatile than the rates, indexes or instruments to which they re-fer, but any loss is limited to the amount of the original investment.
  Other--Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

3. MANAGEMENT, INVESTMENT ADVISORY, SUB-ADVISORY, AND DISTRIBUTION AGREEMENTS

The Trust and SEI Financial Management Corporation (the "Manager"), a wholly-owned subsidiary of SEI Corporation, are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Small Cap Value and High Yield Bond Portfolios; .50% of the average daily net assets of the Small Cap Growth, Mid-Cap Growth, Capital Appreciation, Equity Income, Balanced, and Capital Growth Portfolios; and .43% of the average daily net as-sets of the Core Fixed Income and Bond Portfolios. The Manager has agreed to waive its fee so that the total annual expenses of each portfolio will not ex-ceed the lower of the maximum limitations established by certain states or vol-untary expense limitations adopted by the Manager. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess.
  As of December 16, 1994, SEI Financial Management ("SFM") serves as the in-vestment advisor to the Large Cap Value, Large Cap Growth, Small Cap Value, and High Yield Bond Portfolios pursuant to an investment advisory agreement with the Trust. For its services, SFM receives a fee of .35% of the average daily net assets of the Large Cap Value Portfolio, .40% of the average daily net as-sets of the Large Cap Growth Portfolio, .65% of the average daily net assets of the Small Cap Value Portfolio, and .4875% of the average daily net assets of the High Yield Bond Portfolio. For the period ended March 31, 1995, SFM re-ceived $155,000, $82,000, $47,000, and $6,000 as compensation for its services as investment adviser to the Large Cap Value, Large Cap Growth, Small Cap Val-ue, and High Yield Bond Portfolios, respectively.
  Mellon Equity Associates ("Mellon") serves as an investment sub-advisor to a portion of the assets of the Large Cap Value Portfolio, and is party to an in-vestment sub-advisory agreement with the Trust dated December 16, 1994. Under the investment sub-advisory agreement with the Trust and SFM, Mellon receives an annual fee of .20% of the average monthly market value of investments under its management. Prior to December 16, 1994 Mellon served as the investment ad-viser of the Large Cap Value Portfolio, and was party to an investment advisory agreement with the Trust dated October 3, 1994. Under the investment advisory agreement, Mellon was paid a fee at the annual rate of .20% of

--------------------------------------------------------------------------------


the average daily net assets of the Portfolio. Prior to October 3, 1994 Duff & Phelps Investment Management Company ("Duff & Phelps") served as the investment advisor to the Large Cap Value Portfolio, and was party to an investment advi-sory agreement with the Trust dated October 22, 1992. Under the investment ad-visory agreement, Duff & Phelps was paid a fee at the annual rate of .20% of the average daily net assets of the Portfolio. For the period ended March 31, 1995, Duff & Phelps and Mellon received $2,000 and $37,000, respectively as compensation for their services as investment adviser to the Portfolio.
  Merus Capital Management ("Merus") serves as an investment sub-adviser to a portion of the assets of the Large Cap Value Portfolio, and is party to an in-vestment sub-advisory agreement with the Trust and SFM dated December 16, 1994. Under the investment sub-advisory agreement, Merus receives an annual fee of
 .20% of the average monthly market value of investments under its management.
  American Express Financial Corporation, formerly known as IDS Advisory Group Inc., serves as an investment sub-adviser to a portion of the assets of the Large Cap Growth Portfolio and is party to an investment sub-advisory agreement with the Trust and SFM dated December 16, 1994. Under the investment sub-advi-sory agreement, American Express Financial Corporation is entitled to an annual fee of the greater of $125,000 or a fee paid monthly by SFM at an annual rate of .25% of the average monthly market value of investments under its manage-ment.
  Alliance Capital Management L.P. ("Alliance") serves as an investment sub-ad-viser to a portion of the assets of the Large Cap Growth Portfolio and is party to an investment sub-advisory agreement with the Trust dated December 16, 1994. Under the investment sub-advisory agreement, Alliance is entitled to the greater of $125,000 or a fee paid monthly by SFM at an annual rate of .25% of the average monthly market value of investments under its management.
  1838 Investment Advisors, L.P. ("1838") serves as an investment sub-adviser for the Small Cap Value Portfolio and is party to an investment sub-advisory agreement with the Trust dated December 16, 1994. Under the investment sub-ad-visory agreement, 1838 receives an annual fee of .50% of the average monthly market value of investments under its management.
  Investment Advisers, Inc., Nicholas-Applegate Capital Management, and Pilgrim Baxter & Associates, the advisers of the Small Cap Growth Portfolio, are par-ties to investment advisory agreements with the Trust dated July 1, 1993. Under the agreements, the Advisers receive an annual fee of .50% of the average daily net assets of the portion of the Portfolio that they advise. For the period ended March 31, 1995, Investment Advisers, Inc. Nicholas-Applegate Capital Man-agement, and Pilgrim Baxter & Associates, received $232,020, $230,240 and $237,614, respectively in connection with the aforementioned agreements.
  Nicholas-Applegate Capital Management, the Adviser of the Mid-Cap Growth Portfolio, is a party to an investment advisory agreement with the Trust dated November 16, 1992. Under the investment advisory agreement, Nicholas-Applegate Capital Management receives an annual fee of .45% of the first $100,000,000 of the Portfolio's average daily net assets and .40% of the average daily net as-sets in excess of $100,000,000.
  SunBank Capital Management, N.A., the adviser of the Capital Appreciation, Capital Growth, and Balanced Portfolios, is a party to investment advisory agreements with the Trust dated September 9, 1987 for the Capital Appreciation and Capital Growth Portfolios, and September 6, 1992, for the Balanced Portfo-lio. Under the investment advisory agreements, SunBank Capital Management, N.A. receives an annual fee of .25% of the average daily net assets of the Capital Appreciation and Balanced Portfolios. SunBank is not paid a fee by the Trust for the investment advisory services connected with the Capital Growth Portfo-lio.
  Merus Capital Management ("Merus"), serves as investment advisor for the Eq-uity Income Portfolio, and is party to an investment advisory agreement with the Trust dated September 24, 1987. Under the investment advisory agreement, Merus receives an annual fee of .25% of the average daily

--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1995 (Unaudited)


net assets of the Equity Income Portfolio. The Manager and Merus have agreed to waive their fees proportionately so that the total annual expenses of the Port-folio will not exceed the lower of the maximum limitations established by cer-tain states or voluntary expense limitations adopted by the Manager
  Western Asset Management, the adviser of the Core Fixed Income Portfolio, and Boatmen's Trust Company, the adviser of the Bond Portfolio, are parties to an investment advisory agreements dated January 19, 1994 and December 29, 1988, respectively. Under the investment advisory agreements, each adviser receives an annual fee of .125% of the average daily net assets of the Portfolio.
  CS First Boston Investment Management Corporation ("CS First Boston") serves as investment sub-adviser to the High Yield Bond Portfolio and is party to an investment sub-advisory agreement with the Trust dated December 16, 1994. Under the sub-advisory agreement, CS First Boston is entitled to a fee--paid monthly by SFM--of .3375% of the average monthly market value of investments under its management.
  SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a distribution plan which provides for the Trust to reimburse the Distributor for distribution expenses. Such expenses may not exceed .30% of the average daily net assets of the Trust's Class A shares. Dis-tribution expenses include, among other items, the compensation and benefits of sales personnel incurred by the Distributor in connection with the promotion and sale of shares. Distribution expenses are allocated among the Portfolios, on the basis of their relative average daily net assets. In addition, Portfo-lios with Class B shares and Class D shares, have separate distribution plans that provide for additional payments to the Distributor of .30% of each of the Class B and Class D shares' average daily net assets.
  The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on portfolio transactions ef-fected for the Trust in accordance with the rules of the Securities and Ex-change Commission ("SEC"). Accordingly, it is expected that portfolio transac-tions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary broker-age commissions.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.
  Certain officers and/or trustees of the Trust are also officers of the Manag-er. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim, and committee meetings. Compensation of officers and affil-iated Trustees of the Trust is paid by the Manager.
  Each of the Portfolios also used the Distributor as an agent in placing re-purchase agreements. For this service the Distributor retains a portion of the benefit as a commission. Such commissions for repurchase agreements placed dur-ing the period ended March 31, 1995, were nominal in the aggregate.

--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities in-cluding U.S. Government securities, other than temporary cash investments dur-ing the period ended March 31, 1995, were as follows:

                                  PURCHASES  SALES
                                    (000)    (000)
                                  --------- --------
Large Cap Value                   $167,302  $134,750
Large Cap Growth                   133,851    12,555
Small Cap Value                     43,599    26,755
Small Cap Growth                   134,011   169,567
Mid-Cap Growth                      24,617    91,943
Capital Appreciation               292,300   557,714
Equity Income                       86,829   229,033
Balanced                            42,930    36,472
Capital Growth                      25,461    47,074
Core Fixed Income                  610,181   491,454
Bond                                37,497   110,600
High Yield Bond                      6,700       206

  On March 31, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at March 31, 1995, for each portfolio is as follows:

                                                   NET
                                                UNREALIZED
                      APPRECIATED DEPRECIATED APPRECIATION/
                      SECURITIES  SECURITIES  (DEPRECIATION)
                         (000)       (000)        (000)
                      ----------- ----------- --------------
Large Cap Value         $12,830     $1,642       $11,188
Large Cap Growth          7,245      1,369         5,876
Small Cap Value           2,084      1,190           894
Small Cap Growth         64,142      5,711        58,431
Mid-Cap Growth            6,932        280         6,652
Capital Appreciation     38,615     22,437        16,178
Equity Income            24,005      4,998        19,007
Balanced                  3,872      1,922         1,950
Capital Growth           12,909      5,234         7,675
Core Fixed Income         4,937      5,454          (517)
Bond                        905         34           871
High Yield Bond             145         22           123

  The market values of the Intermediate Bond, Bond and High Yield Bond Portfo-lios' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
  At March 31, 1995 the following Portfolios had available realized capital losses to offset future net capital gains through fiscal year ended 2003.

                                                                          (000)
                                                                         -------
Large Cap Value                                                          $ 1,397
Mid-Cap Growth                                                             7,349
Small Cap Growth                                                          17,019
Core Fixed Income                                                         11,191

6. FUTURES CONTRACTS:

The Core Fixed Income Portfolio had the following bond futures contracts open as of March 31, 1995:

                                                                        UNREALIZED
    CONTRACT         NUMBER OF                         SETTLEMENT       GAIN/(LOSS)
   DESCRIPTION       CONTRACTS       TRADE PRICE         MONTH             (000)
   -----------       ---------       -----------       ----------       -----------
 US 5 Year Note
      (CBT)             373          $103.825067       June 1995           $(252)
 US 10 Year Note
      (CBT)             229           105.005595       June 1995            (253)
  US Long Bond
      (CBT)             136           105.000000       June 1995              78
  US Long Bond
      (CBT)              65           103.406250       June 1995              36
                                                                           -----
                                                                           $(391)
                                                                           =====

7. SHAREHOLDER VOTING RESULTS:

There was a special meeting of shareholders on March 10, 1995 for the share-holders of the Large Cap Value Portfolio to approve the selections of LSV Asset Management ("LSV") as one of three investment sub-advisers of the Portfolio and approve the investment sub-advisory agreement between SEI Financial Management Corporation and LSV.

                                                                 SHARES VOTED
                                                                 ------------
  For                                                            8,080,158.607
Against                                                             51,233.000
Abstain                                                             69,831.000

There were no broker non-votes submitted and no other proposals voted on at such meeting.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


Statement of Net Assets                          SEI Institutional Managed Trust
May 31, 1995                                                           Unaudited
Face                                                                      Market
Amount                                                                     Value
(000)    HIGH YIELD BOND PORTFOLIO                                         (000)
--------------------------------------------------------------------------------
         Corporate Obligations (85.8%)
--------------------------------------------------------------------------------
         Abbey Healthcare Group
$    65     9.500%, 11/01/02 .................................. $            67
         Adelphia Communications
    100     12.500%, 05/15/02 .................................             100
         AK Steel
    100     10.750%, 04/01/04 .................................             106
         Allied Waste Industries
     50     12.000%, 02/01/04 .................................              52
         American Restaurant Group
    100     12.000%, 09/15/98 .................................              87
         American Standard
     20     11.375%, 05/15/04 .................................              22
    250     Zero Coupon, 06/01/05 (B) .........................             188
         Amerigas Partner
    100     10.125%, 04/15/07 (A) .............................             103
         Arcadian Partner
    100     10.750%, 05/01/05 .................................             102
         Armco
    100     11.375%, 10/15/99 .................................             104
         Atlantis Group
     50     11.000%, 02/15/03 .................................              51
         Bally's Casino Holding
    100     Zero Coupon, 06/15/98 (B) .........................              68
         Bally's Grand
    100     10.375%, 12/15/03 .................................              98
         Bally's Health & Tennis
    100     13.000%, 01/15/03 .................................              84
         Bally's Park Place Funding
    150     9.250%, 03/15/04 ..................................             139
         Bayou Steel
    100     10.250%, 03/01/01 .................................              95
         Bell Cablemedia
    300     Zero Coupon, 07/15/04 (B) .........................             195
         Big V Supermarkets
     75     11.000%, 02/15/04 .................................              66
         Building Materials
    300     Zero Coupon, 07/01/04 (B) .........................             183
         Cablevision Industries
     50     9.250%, 04/01/08 ..................................              51
         Cablevision Systems
     50     9.875%, 02/15/13 ..................................              51
         Casino America
    100     11.500%, 11/15/01 .................................             100
         Centennial Cellular
    250     10.125%, 05/15/05 .................................             250



Statement of Net Assets                          SEI Institutional Managed Trust
May 31, 1995                                                           Unaudited
Face                                                                      Market
Amount                                                                     Value
(000)    HIGH YIELD BOND PORTFOLIO                                         (000)
--------------------------------------------------------------------------------
         CF Cable Television
$    50     11.625%, 02/15/05 ................................. $            53
         Cole National
    250     11.250%, 10/01/01 .................................             240
         Comcast
     50     9.500%, 01/15/08 ..................................              49
     50     10.625%, 07/15/12 .................................              53
         Container
     50     9.750%, 04/01/03 ..................................              51
         Continental Cablevision
    100     11.000%, 06/01/07 .................................             110
         Continental Medsystems
    150     10.875%, 08/15/02 .................................             155
     50     10.375%, 04/01/03 .................................              51
         Coty
    100     10.250%, 05/01/05 .................................             103
         County Seat Stores
    100     12.000%, 10/01/01 .................................             100
         Crown Packaging Holdings
    300     Zero Coupon, 11/01/03 (B) .........................             150
         Dairy Mart Convenience Stores
    200     10.250%, 03/15/04 .................................             170
         Diamond Cable Communication
    100     Zero Coupon, 09/30/04 (B) .........................              62
         Doman Industries
    250     8.750%, 03/15/04 ..................................             237
         Domtar
    100     11.250%, 09/15/17 .................................             108
         Doskocil Cosmetics
    100     9.750%, 07/15/00 ..................................              95
         Duane Reade
    250     12.000%, 09/15/02 .................................             215
         Exide
    100     10.000%, 04/15/05 (A) .............................             102
         Falcon Drilling
    100     9.750%, 01/15/01 ..................................              98
         Farm Fresh
     50     12.250%, 10/01/00 .................................              48
         Farm Fresh, Ser A
    200     12.250%, 10/01/00 .................................             193
         Finlay Enterprises
     50     Zero Coupon, 05/01/05 (B) .........................              32
         Fort Howard
    150     9.000%, 02/01/06 ..................................             139
         G-I Holdings
    250     Zero Coupon, 10/01/98 (B) .........................             173
         Gaylord Container
     50     11.500%, 05/15/01 .................................              53



Statement of Net Assets                          SEI Institutional Managed Trust
May 31, 1995                                                           Unaudited
Face                                                                      Market
Amount                                                                     Value
(000)    HIGH YIELD BOND PORTFOLIO                                         (000)
--------------------------------------------------------------------------------
         General Media
$   100     10.625%, 12/31/00 ................................. $            84
         Geneva Steel
    250     9.500%, 01/15/04 ..................................             203
         GNF
    200     10.625%, 04/01/03 .................................             165
         GPA Delaware
     75     8.750%, 12/15/98 ..................................              61
         Great Bay Property Funding
    105     10.875%, 01/15/04 .................................              91
         Groupe Videotron
    100     10.625%, 02/15/05 .................................             106
         Grupo Industrial Durango
    100     12.000%, 07/15/01 .................................              76
         GS Technologies
    100     12.000%, 09/01/04 .................................             102
         Gulf Canada Resources
    100     9.250%, 01/15/04 ..................................              99
         Harris Chemical
     75     Zero Coupon, 07/15/01 (B) .........................              68
         Healthtrust
    100     10.750%, 05/01/02 .................................             111
         Helicon Group
    150     9.000%, 11/01/03 ..................................             138
         Hills Stores
    250     10.250%, 09/30/03 .................................             244
         Hollywood Casino
    100     14.000%, 04/01/98 .................................             109
         Host Marriott Hospitality
     53     10.625%, 02/01/00 .................................              55
         IMAX
    100     7.000%, 03/01/01 ..................................              91
         Integrated Health Services
    250     9.625%, 05/31/02 (A) ..............................             253
         Interlake
    200     12.125%, 03/01/02 .................................             203
         International Cabletel
    150     12.750%, 04/15/05 (A) .............................              85
         Ithaca Industries
    100     11.125%, 12/15/02 .................................              93
         Jones Intercable
    100     9.625%, 03/15/02 ..................................             103
         Jordan Industries
    250     10.375%, 08/01/03 .................................             238
         JPS Automotive Products
    100     11.125%, 06/15/01 .................................             100
         K-III Communications
     50     10.625%, 05/01/02 .................................              52


Statement of Net Assets                          SEI Institutional Managed Trust
May 31, 1995                                                           Unaudited
Face                                                                      Market
Amount                                                                     Value
(000)    HIGH YIELD BOND PORTFOLIO                                         (000)
--------------------------------------------------------------------------------
         Kloster Cruise
$   150     13.000%, 05/01/03 ................................. $           127
         Malette
    100     12.250%, 07/15/04 .................................             108
         Marvel III Holdings
    100     9.125%, 02/15/98 ..................................              92
         Maxus Energy
    250     9.875%, 10/15/02 ..................................             243
         Mesa
    250     Zero Coupon, 06/30/98 (B) .........................             241
         MFS Communications
    300     Zero Coupon, 01/15/04 (B) .........................             204
         Mobile Telecommunications Technologies
     50     13.500%, 12/15/02 .................................              53
         Nextel Communications
    300     Zero Coupon, 08/15/04 (B) .........................             149
         NL Industries
    100     11.750%, 10/15/03 .................................             106
         Panamsat L.P.
     50     9.750%, 08/01/00 ..................................              51
         Pathmark Stores
    300     Zero Coupon, 11/01/03 (B) .........................             178
         Penn Traffic
    250     9.625%, 04/15/05 ..................................             237
         Petroleum Heat & Power
     50     12.250%, 02/01/05 .................................              53
         Pioneer Americas
    100     13.375%, 04/01/05 (A) .............................             105
         Platex Family Products
     50     9.000%, 02/15/03 ..................................              48
         Rainy River Forest Products
    100     10.750%, 10/15/01 .................................             106
         Red Roof Inns
     50     9.625%, 12/15/03 ..................................              49
         Repap Wisconsin
    100     9.875%, 05/01/06 ..................................              98
         Republic Engineered Steel
    150     9.875%, 12/15/01 ..................................             141
         Resorts International
    100     11.000%, 09/15/03 .................................              88
         Revlon Consumer Products
    150     9.375%, 04/01/01 ..................................             145
    100     10.500%, 02/15/03 .................................              99
         Rexene
    150     11.750%, 12/01/04 .................................             163
         Rogers Cablesystems
    100     10.000%, 03/15/05 (A) .............................             102

Statement of Net Assets                          SEI Institutional Managed Trust
May 31, 1995                                                           Unaudited
Face                                                                      Market
Amount                                                                     Value
(000)    HIGH YIELD BOND PORTFOLIO                                         (000)
--------------------------------------------------------------------------------
         Santa Fe Energy Resource
$    50     11.000%, 05/15/04 ................................. $            53
         SCI Television
     50     11.000%, 06/30/05 .................................              52
         Sherritt
    100     10.500%, 03/31/14 .................................             100
         Showboat
    100     9.250%, 05/01/08 ..................................              93
         Speicialty Equipement
    250     11.375%, 12/01/03 .................................             252
         Station Casinos
    100     9.625%, 06/01/03 ..................................              92
         Stone Consolidated
    100     10.250%, 12/15/00 .................................             104
         Stone Container
    100     9.875%, 02/01/01 ..................................             100
         Surgical Health
     50     11.500%, 07/15/04 .................................              56
         Synthetic Industries
    100     12.750%, 12/01/02 .................................             100
         Tracor
     50     10.875%, 08/15/01 .................................              52
         Transtexas Gas
    100     10.500%, 09/01/00 .................................             107
         Trump Plaza Funding
    250     10.875%, 06/15/01 .................................             229
         Trump Taj Mahal PIK
    202     11.350%, 11/15/99 .................................             150
         UCC Investors
     50     11.000%, 05/01/03 .................................              52
         United International Holding
    100     Zero Coupon, 11/15/99 .............................              58
         US Leather
    100     10.250%, 07/31/03 .................................              87
         USG
     50     9.250%, 09/15/01 ..................................              51
         Venture Holdings Trust
    250     9.750%, 04/01/04 ..................................             218
         Viacom International
    100     8.000%, 07/01/06 ..................................              97
         Waban
    250     11.000%, 05/15/04 .................................             253
         WCI Steel
    100     10.500%, 03/01/02 .................................             102
         Wright Medical Technology
     50     10.750%, 07/01/01 .................................              50
--------------------------------------------------------------------------------
               Total Corporate Obligations
                 (Cost $13,251[000]) ..........................          13,626
--------------------------------------------------------------------------------

Statement of Net Assets                          SEI Institutional Managed Trust
May 31, 1995                                                           Unaudited
Face                                                                      Market
Amount                                                                     Value
(000)    HIGH YIELD BOND PORTFOLIO                                         (000)
--------------------------------------------------------------------------------
         Units (4.8%)
--------------------------------------------------------------------------------
         Commodore Media 1 Unit = 1 Senior Subordinate Note
            + 1 Warrant
$   100     7.500%, 05/01/03 (A) .............................. $            88
         Gulf States Steel 1 Unit= 1 Bond + 1 Warrant
    100     13.500%, 04/15/03 (A) .............................             102
         Health O Meter 1 Unit = 1 Senior Subordinate Note
            + 1 Warrant = 10.96 Shares Common Stock
    100     13.000%, 08/15/02 .................................              94
         In Flight Phone 1 Unit = 1 Note + 1 Warrant
    100     Zero Coupon, 05/15/02 (A) .........................              66
         MVE 1 Unit = 1 Senior Note + 1 Warrant
    100     12.500%, 02/15/02 .................................             106
         People's Choice TV 1 Unit = 1 Senior Discount Note
            + 1 Warrant = 1.427 Shares Common Stock
    400     Zero Coupon, 06/01/04 (B) .........................             209
         Santa Fe Hotel 1 Unit = 1 10,000 First Mortgage
            Note + 1 Warrant
    100     11.000%, 12/15/00 .................................              96
--------------------------------------------------------------------------------
               Total Units
                  (Cost $753[000]) ............................             761
--------------------------------------------------------------------------------

Shares
--------------------------------------------------------------------------------
         Warrants (0.0%)
--------------------------------------------------------------------------------
     21  Wright Medical Technology ............................               3
--------------------------------------------------------------------------------
               Total Warrants
                  (Cost $3[000]) ..............................               3
--------------------------------------------------------------------------------
         Common Stock (0.0%)
--------------------------------------------------------------------------------
     66  Finlay Enterprises ...................................               1
               Total Common Stock
                  (Cost $1[000]) ..............................               1
--------------------------------------------------------------------------------
Face
Amount
(000)
--------------------------------------------------------------------------------

Statement of Net Assets                          SEI Institutional Managed Trust
May 31, 1995                                                           Unaudited
Face                                                                      Market
Amount                                                                     Value
(000)    HIGH YIELD BOND PORTFOLIO                                         (000)
--------------------------------------------------------------------------------
         Repurchase Agreement (10.8%)
--------------------------------------------------------------------------------
$ 1,708  Sanwa Securities 6.05%, dated 5/31/95, matures
            06/01/95, repurchase price
            $1,708,287(collateralized by U.S. Treasury Note,
            par value $1,714,000, 6.500%, 04/30/97, market
            value:$1,752,000) ................................. $         1,708
--------------------------------------------------------------------------------
               Total Repurchase Agreement
                  (Cost $1,708[000]) ..........................           1,708
--------------------------------------------------------------------------------
         Total Investments (101.4%)
               (Cost $15,716[000]) ............................          16,099
--------------------------------------------------------------------------------
         Other Assets and Liabilities (-1.4%)
--------------------------------------------------------------------------------
          Other Assets and Liabilities, Net ...................            (223)
--------------------------------------------------------------------------------
         Total Other Assets and Liabilities ...................            (223)
--------------------------------------------------------------------------------
         Net Assets:
         Portfolio shares of Class A (unlimited
           authorization -- no par value) based on 1,496,212
           outstanding shares of beneficial interest ..........          15,346
         Undistributed net investment income ..................             128
         Accumulated net realized gain on investments .........              19
         Net unrealized appreciation on investments ...........             383
--------------------------------------------------------------------------------
         Total Net Assets: (100.0%) ........................... $        15,876
--------------------------------------------------------------------------------
         Net Asset Value, Offering and Redemption Price Per
           Share -- Class A ................................... $         10.61
--------------------------------------------------------------------------------

          (A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

          (B) Step Bond -the rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1995. The initial coupon on a step bond changes on a specific date, to a predetermined higher rate.

          LP -Limited partnership

          PIK -Payment in Kind

          Ser -Series

   The accompanying notes are an integral part of the financial statements.

           SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO
                            STATEMENT OF OPERATIONS
                    JANUARY 11, 1995 THROUGH MAY 31, 1995*
                                  (Unaudited)



Investment Income:                                       (000)
                                                       ---------
     Interest                                              $320
                                                       ---------
Expenses:
     Management fees                                         11
     Less management fees waived                             (4)
     Investment advisory fees                                10
     Custodian/wire agent fees                                1
     Registration & filing fees                               1
     Printing  expense                                        1
     Distribution fees                                        1
     Amortization of deferred
       organization costs                                     1
                                                       ---------
     Total expenses                                          22
                                                       ---------
Net investment income                                       298
                                                       ---------
Net realized and unrealized gain
  on investments.
     Net Realized Gain From
       Securities Sold                                       19
     Net Change in Unrealized Apreciation
       on Investments                                       383
                                                       ---------
Net increase in net assets from
  operations.                                              $700
                                                       =========

*  Shares were offered beginning January 11, 1995.

   The accompanying notes are an integral part of the financial statements.

           SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO
                       STATEMENT OF CHANGE IN NET ASSETS
                    JANUARY 11, 1995 THROUGH MAY 31, 1995 *
                                  (Unaudited)




Operations:                                                      (000)
                                                              -----------
  Net Investment Income (Loss)                                      $298
  Net realized gain (loss) from security transactions                 19
  Net realized appreciation (depreciation) on investments            383
                                                              -----------
  Net increase in net assets resulting from operations               700
                                                              -----------
Dividends distributed from:
  Net investment income:
    Class A                                                         (170)
                                                              -----------
Capital share transactions:
  Class A:
    Proceeds from shares issued                                   15,299
    Shares issued in lieu of cash distributions                      167
    Cost of shares repurchased                                      (120)
                                                              -----------
    Increase in net assets derived from Class A transactions      15,346
                                                              -----------
  Net increase in net assets                                      15,876
                                                              -----------
Net assets:
  Beginning of period                                                -
                                                              -----------
  End of period                                                  $15,876
                                                              ===========
Capital share transactions:
  Class A:
    Shares issued                                                  1,492
    Shares issued in lieu of cash distributions                       16
    Shares repurchased                                               (12)
                                                              -----------
       Total Class A transactions                                  1,496
                                                              -----------

*  Shares were offered beginning January 11, 1995.


   The accompanying notes are an integral part of the financial statements.

           SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO
                             FINANCIAL HIGHLIGHTS
                   JANUARY 11, 1995 THROUGH MAY 31, 1995**
                                  (Unaudited)

For a share outstanding throughout the period.
Net asset value beginning of period                  $10.00
  Income from investment operations:
   Net investment income                               0.33
   Net realized and unrealized gain on securities      0.52
                                                       ----
  Total from investment operations                     0.85
                                                       ----
   Dividends from net investment income               (0.24)
                                                       ----
Net asset value end of period                        $10.61
                                                     ------
Total Return                                           8.58%

Net assets end of period                            $15,876

Ratio of expenses to average net assets                0.69%*

Ratio of net investment income to average net assets   9.53%*

Ratio of expenses to average net assets
  (excluding waivers)                                  0.82%*

Ratio of net investment income to average
  net assets (excluding waivers)                       9.40%*

Portfolio turnover rate                                  19%

*  Annualized
**  Shares were offered beginning January 11, 1995.

    The accompanying notes are an integral part of the financial statements

NOTES TO THE FINANCIAL STATEMENTS:
(Unaudited)

1.  Organization

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

2.  Significant Accounting Policies

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with twelve diversified portfolios and one non-diversified portfolio (the "Portfolios"): Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap Growth, Capital Appreciation, Equity Income, Balanced, Capital Growth, Core Fixed Income, Bond, and High Yield Bond. The Real Estate Securities Portfolio had not commenced as of May 31, 1995. The Trust is registered to offer Class A, Class B and Class D shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap Growth, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, Bond, and High Yield Bond Portfolios. The following is a summary of the significant accounting policies followed by the High Yield Bond Portfolio of the Trust.

     Security Valuation -- Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.

     Federal Income Taxes -- The High Yield Bond Portfolio intends to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly no provision for Federal income taxes is required.

     Net Asset Value Per Share -- Net asset value per share is calculated on a daily basis by dividing the assets of the High Yield Bond Portfolio less its liabilities by the number of outstanding shares of the Portfolio.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the High Yield Bond Portfolio's custodian bank until maturity of the Repurchase Agreement. Provisions of the Agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

     Discount and Premium Amortization -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

     Classes -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

     Distributions -- Distributions from net investment income are paid to Shareholders monthly for the High Yield Bond Portfolio. Any net realized capital gains on the sales of securities by a Portfolio are distributed annually to the Shareholders of the High Yield Bond Portfolio.

     Other -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and the interest income is recognized on the accrual basis.

3.  Management, Investment Advisory, and Distribution Agreements

     The Trust and SEI Financial Management Corporation (the "Manager"), a wholly-owned subsidiary of SEI Corporation, are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the High Yield Bond Portfolio. The Manger has agreed to waive its fee so that the total annual expenses of each portfolio will not exceed the lower of the maximum limitations established by certain states or voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess.

     As of December 16, 1994, SEI Financial Management ("SFM") serves as the investment advisor to the High Yield Bond Portfolio pursuant to an investment advisory agreement with the Trust. For its services, SFM receives a fee of
 .4875% of the average daily net assets of the High Yield Bond Portfolio. For the period ended May 31, 1995 SFM received $10,000 as compensation for its services as investment adviser to the High Yield Bond Portfolio.

     BEA Associates ("BEA") serves as investment sub-adviser to the Portfolio and is party to an investment sub-advisory agreement with the Trust dated April 24, 1995. Currently, BEA receives no fee for its services as investment sub-adviser, however, if BEA is approved by a shareholder vote as investment sub-adviser to the High Yield Bond Portfolio, BEA will be entitled to a fee paid monthly by SFM of .3375% of the average monthly market value of investments under its management. Prior to April 24, 1995, CS First Boston Investment Management Corporation ("CS First Boston") acted as investment sub-advisor to the High Yield Bond Portfolio under an agreement with the Trust dated December 16, 1994. Under this agreement CS First Boston was entitled to a fee paid monthly by SFM of .3375% of the average monthly market value of investments under its management

     SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Corporation and a registered broker-dealer, acts as the distributor of shares of the Trust under a distribution plan which provides for the Trust to reimburse the Distributor for distribution expenses. Such expenses may not exceed .30% of the average daily net assets of the Trust's Class A shares. Distribution expenses include, among other items, the compensation and benefits of sales personnel incurred by the Distributor in connection with the promotion and sale of shares. Distribution expenses are allocated among the Portfolios on the basis of their relative average net assets. In addition, Portfolios with Class B shares and Class D shares have separate distribution plans that provide for additional payments to the Distributor of .30% of each of the Class B and Class D shares average daily net assets.

     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on portfolio transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that portfolio transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.  Organizational Costs and Transactions with Affiliates

     Organizational costs have been capitalized by the Portfolio and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of the redemption.

     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

5.  Investment Transactions

     The cost of security purchases and proceeds from the sale of securities including US Government securities, other than temporary cash investments during the period ended May 31, 1995 were as follows:

                    Purchases                            Sales
                      (000)                              (000)
                 ---------------------------------------------------
High Yield Bond      $15,380                             $1,421

     On May 31, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at May 31, 1995 is as follows:

                              Appreciated      Depreciated     Net Unrealized
                              Securities       Securities      Appreciation/
                                 (000)            (000)        (Depreciation)
                                                                    (000)
                           ---------------------------------------------------
High Yield Bond                   462               79               383

     The market values of the High Yield Bond Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE